                         Registration Number 333-10581

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-effective Amendment No. 4
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 15

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)

                                One Moody Plaza
                            Galveston, Texas 77550
             (Address of Depositor's Principal Executive Offices)

                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)

          Rex Hemme                                       Jerry L. Adams
     Vice President, Actuary                        Greer, Herz & Adams, L.L.P.
American National Insurance Company  With copy to:        One Moody Plaza
        One Moody Plaza              ------------       Galveston, Texas 77550
     Galveston, Texas 77550
                    (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of
----------------------------------------
the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule
----------                                                               ----
24f-2(b)(1) has been filed in the Office of the Securities and Exchange
-----------
Commission on March 30, 2000 for the Registrant's fiscal year ending December 31, 1999.

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

[_]    immediately upon filing pursuant to paragraph (b) of Rule 485
[X]    on May 1, 2000 pursuant to paragraph (b) of Rule 485
[_]    60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]    on (date) pursuant to paragraph (a)(i) of Rule 485
[_]    75 days after filing pursuant to paragraph (a)(ii) of rule 485
[_]    on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Variable Annuity Contracts

WEALTHQUEST Variable Annuity II
Issued by American National Insurance Company
Home Office  One Moody Plaza  Galveston TX 77550-7999
Prospectus  MAY 1, 2000  1-800-306-2959

This prospectus describes an individual deferred variable annuity contract.

You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of mutual fund portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following mutual fund portfolios:

American National Fund
 .  Growth Portfolio
 .  Balanced Portfolio
 .  Equity Income Portfolio
 .  Money Market Portfolio
 .  High Yield Bond Portfolio
 .  International Stock Portfolio
 .  Small-Cap/Mid-Cap Portfolio
 .  Government Bond Portfolio
Fidelity Fund
 .  Asset Manager Portfolio
 .  Index 500 Portfolio
 .  Contrafund Portfolio
 .  Asset Manager: Growth Portfolio
 .  Growth Opportunities Portfolio
T. Rowe Price Fund
 .  Equity Income Portfolio
 .  Mid-Cap Growth Portfolio
 .  International Stock Portfolio
 .  Limited-Term Bond Portfolio
MFS Fund
 .  Capital Opportunities Series Portfolio
 .  Emerging Growth Series Portfolio
 .  Research Series Portfolio
 .  Growth With Income Series Portfolio
Van Eck Fund
 .  Worldwide Hard Assets Portfolio
 .  Worldwide Emerging Markets Portfolio
Federated Fund
 .  Utility Fund II Portfolio
 .  Growth Strategies Portfolio
 .  U.S. Government Bond Portfolio
 .  High Income Bond Portfolio
 .  Equity Income Fund II Portfolio
Lazard Fund
 .  Retirement Emerging Markets Portfolio
 .  Retirement Small Cap Portfolio
Alger American Fund
 .  Small Capitalization Portfolio
 .  Growth Portfolio
 .  MidCap Growth Portfolio
 .  Leveraged AllCap Portfolio
 .  Income & Growth Portfolio
 .  Balanced Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 56 of this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI and other information regarding companies that file electronically with the SEC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal. For a full description of the American National Fund, Fidelity Funds, T. Rowe Price Funds, MFS Fund, Van Eck Fund, Federated Fund, Lazard Fund and Alger American Fund, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses.

Please Read This Prospectus Carefully and Keep it for Future Reference

Form 3934

TABLE OF CONTENTS

                                                                                        Page
Glossary                                                                                   4
Introduction                                                                               6
  What is the Purpose of the Contract?                                                     6
  What are my Investment Options?                                                          6
  How Do I Purchase a Contract?                                                            7
  How Do I Allocate Purchase Payments?                                                     7
  Can I Transfer Amounts Between the Investment Alternatives?                              7
  What is the Death Benefit under the Contract?                                            8
  Can I Get My Money if I Need It?                                                         8
  How Can I Receive Annuity Payments?                                                      8
  What are the Charges and Deductions under the Contract?                                  8
  What are the Tax Consequences Associated with the Contract?                              9
  If I have Questions, Where Can I Go?                                                     9
Contract Owner Transaction Expenses                                                       10
  Expenses Before the Annuity Date                                                        10
  Sales Load as a Percentage of Purchase Payments                                         10
  Deferred Sales Load ("Surrender Charge")                                                10
  Expenses During the Annuity Period                                                      17
Accumulation Unit Values                                                                  21
Contract                                                                                  25
  Type of Contract                                                                        25
  Contract Application and Purchase Payments                                              25
  Allocation of Purchase Payments                                                         25
  Crediting of Accumulation Units                                                         25
  Allocation of Charges and Other Deductions to the Subaccounts
    and the Fixed Account                                                                 25
  Determining Accumulation Unit Values                                                    26
  Transfers Before Annuity Date                                                           26
  Special Programs                                                                        26
Charges and Deductions Before the Annuity Date                                            28
  Surrender Charge                                                                        28
  Other Charges                                                                           28
  Deduction of Fees                                                                       29
  Exception to Charges                                                                    29
Distributions under the Contract                                                          31
Distributions before the Annuity Date                                                     31
  Surrenders                                                                              31
  Systematic Withdrawal Program                                                           31

  Waiver of Surrender Charge                                                              32
  Death Benefit Before the Annuity Date                                                   33
Distributions during the Annuity Period                                                   36
  Election of Annuity Date and Form of Annuity                                            36
  Allocation of Benefits                                                                  36
  Annuity Options                                                                         36
  Value of Variable Annuity Payments: Assumed Investment Rates                            38
  Annuity Provisions                                                                      38
The Company, Separate Account, Funds and Fixed Account                                    39
  American National Insurance Company                                                     39
  The Separate Account                                                                    39
  The Funds                                                                               40
  Changes in Investment Options                                                           46
Fixed Account                                                                             47
Federal Tax Matters                                                                       48
  Introduction                                                                            48
  Tax Status of the Contracts                                                             48
  Taxation of Annuities in General                                                        48
  Withdrawals                                                                             48
  Penalty Tax                                                                             49
  Annuity Payments                                                                        49
  Taxation of Death Benefit Proceeds                                                      49
  Transfers or Assignments of a Contract                                                  49
  Required Distributions                                                                  50
  Withholding                                                                             50
  Multiple Contracts                                                                      50
  Exchanges                                                                               50
  Taxation of Qualified Contracts                                                         50
  Distribution from Qualified Contracts                                                   51
  Possible Changes in Taxation                                                            53
  All Contracts                                                                           53
Performance                                                                               54
Distributor of the Contract                                                               54
Legal Matters                                                                             55
Legal Proceedings                                                                         55
Experts                                                                                   55
Additional Information                                                                    55
Financial Statements                                                                      55
Table of Contents of Statement of Additional Information                                  56

GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner's death.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Alger American Fund.  The Alger American Fund

American National Fund. American National Investment Accounts, Inc.

Annuitant. The person or persons who will receive annuity payments involving life contingencies.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of annuity payments.

Company ("we", "our" or "us" ). American National Insurance Company

Contract. The contract described in this Prospectus.

Contract Owner ("You" or "Your"). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the date the Contract was issued.

Contract Year. A one-year period, commencing on either the date of issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Eligible Portfolio. A Portfolio which corresponds to a subaccount.

Federated Fund. Federated Insurance Series

Fidelity Funds. Variable Insurance Products Fund II and Variable Insurance Products Fund III

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

Lazard Fund. Lazard Retirement Series, Inc.

MFS Fund. MFS Variable Insurance Trust

Non-Qualified Contract. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a mutual fund designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

T. Rowe Price Funds. T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Fixed Income Series, Inc.

Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading. A redemption, transfer or purchase made only on days that American National is open. American National will be open on each day the NYSE is open except for the day after Thanksgiving and the Friday before Christmas Eve.

Valuation Period. The close of business on one Valuation Date to the close of business on another.

Van Eck Fund. Van Eck Worldwide Insurance Trust

Variable Annuity. An annuity with payments that vary in dollar amount.

INTRODUCTION

What is the Purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals.

What are my Investment Options?

You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .  American National Growth
 .  American National Balanced
 .  American National Equity Income
 .  American National Money Market
 .  American National High Yield Bond
 .  American National International Stock
 .  American National Small-Cap/Mid-Cap
 .  American National Government Bond
 .  Fidelity Asset Manager
 .  Fidelity Index 500
 .  Fidelity Contrafund
 .  Fidelity Asset Manager: Growth
 .  Fidelity Growth Opportunities
 .  T. Rowe Price Equity Income
 .  T. Rowe Price Mid-Cap Growth
 .  T. Rowe Price International Stock
 .  T. Rowe Price Limited-Term Bond
 .  MFS Capital Opportunities Series Portfolio
 .  MFS Emerging Growth Series
 .  MFS Research Series
 .  MFS Growth with Income Series
 .  Van Eck Worldwide Hard Assets
 .  Van Eck Worldwide Emerging Markets
 .  Federated Utility Fund II
 .  Federated Growth Strategies
 .  Federated U.S. Government Bond
 .  Federated High Income Bond
 .  Federated Equity Income Fund II
 .  Lazard Retirement Emerging Markets
 .  Lazard Retirement Small Cap
 .  Alger Small Capitalization
 .  Alger American Midcap Growth
 .  Alger American Growth
 .  Alger American Balanced
 .  Alger American Leveraged AllCap
 .  Alger American Income & Growth

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "Funds" beginning on page 40.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

You can also invest in our Fixed Account.

How Do I Purchase a Contract?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and at least $2,000 subsequent Purchase Payments. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See, "Contract Application and Purchase Payments" on page 25.)

How do I Allocate Purchase Payments?

Your can allocate your Purchase Payments among the 36 currently available subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one investment option. The minimum initial deposit in any subaccount and the Fixed Account is $500.

Can I Transfer Amounts Between the Investment Alternatives?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page 26 for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted. (See "Allocation of Benefits" on page 36 for additional limitations.)

Before the Annuity Date, you can make twelve transfers each Contract Year at no charge. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

You can make allocation changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we follow those procedures, we will not be liable for losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those procedures.

What is the Death Benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be at least that amount of the Accumulation Value on the date notice of death is received at our home office. The death benefit may be more. (See "Death Benefit before Annuity Date" on page 33.).

Can I get my Money if I need it?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under
Section 403(b) of the Internal Revenue Code may be restricted. (See "Taxation of Qualified Contracts" under "Federal Tax Matters" at page 50.)

How Can I Receive Annuity Payments?

You can choose from a number of annuity payment options, which include

 .  monthly payments for a number of years

 .  payments for life

 .  payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See "Annuity Options", page 36.)

What are the Charges and Deductions under the Contract?

We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn.

You will also be charged an annual contract fee of $35 unless

 .  all of your Accumulation Value is in the Fixed Account, or

 .  your Accumulation Value is greater than $50,000 on the last day of a Contract
   Year.

We charge a daily amount equal, on an annual basis, a mortality risk fee of .80% and an expense risk fee of .35% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

We also charge a daily administrative fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

Additional charges may be made by us for premium taxes when incurred.

What Are the Tax Consequences Associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See "Federal Tax Matters", page 48.)

If I Have Questions, Where Can I Go?

If you have any questions about the Contract, you can contact your registered representative or write us at One Moody Plaza, Galveston, Texas, 77550-7999 or call us at 1-800-306-2959.

CONTRACT OWNER TRANSACTION EXPENSES

EXPENSES BEFORE THE ANNUITY DATE

The following table summarizes the charges we will make before the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page 28.

Sales Load as a Percentage of Purchase Payments  0%

Deferred Sales Load ("Surrender Charge")

 .  Free Withdrawal Amount

   In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase Payments free (the "Free Withdrawal Amount"). The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

   When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result to a percentage. We will then reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

 .  Calculation of Surrender Charges

   Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:


          Contract Years               Applicable
              since                 Surrender Charge
         Purchase Payment                 as a
               Made                    Percentage
--------------------------------------------------------------------------------

                1                         7.0
                2                         7.0
                3                         6.0
                4                         5.0
                5                         4.0
                6                         3.0
                7                         2.0
         8 and thereafter                 0.0

Exchange Fee                                                          $ 10
(there is no exchange fee for the first 12 transfers)

Annual Contract Fee                                                   $ 35

Separate Account Annual Expenses
(as percentage of average net assets)
Mortality Risk Fees                                                   0.80%
Expense Risk Fees                                                     0.35%
Administrative Asset Fees                                             0.10%
Total Separate Account
 Annual Expenses*                                                     1.25%
*Does not include $35 Annual Contract Fee

PORTFOLIO COMPANY ANNUAL EXPENSES
American National Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **                              0.43%
Other Expenses                                                        0.44%
Total Portfolio Annual Expenses                                       0.87%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 0.94%.

American National Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **                              0.26%
Other Expenses                                                        0.64%
Total Portfolio Annual Expenses                                       0.90%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.14%.

American National Equity Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **                              0.49%
Other Expenses                                                        0.44%
Total Portfolio Annual Expenses                                       0.93%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 0.94%.

American National High Yield Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.55%
Other Expenses                                                        0.30%
Total Portfolio Annual Expenses                                       0.85%

American National International Stock Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.75%
Other Expenses                                                        0.35%
Total Portfolio Annual Expenses                                       1.10%

American National Small-Cap/Mid-Cap Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       1.25%
Other Expenses                                                        0.25%
Total Portfolio Annual Expenses                                       1.50%

American National Government Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.50%
Other Expenses                                                        0.30%
Total Portfolio Annual Expenses                                       0.80%

American National Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **                              0.09%
Other Expenses                                                        0.78%
Total Portfolio Annual Expenses                                       0.87%
*Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.28%.
** Under its Administrative Service Agreement with American National Investment Accounts, Inc., Securities Management and Research, Inc. ("SM&R"), the fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 2001, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of .87%; the American National Balanced Portfolio for expenses in excess of .90% and the American National Equity Income Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R, is under no obligation to renew this undertaking for any Portfolio at the end of such period.

Fidelity Index 500 Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.24%
Other Expenses                                                        0.04%
Total Portfolio Annual Expenses**                                     0.28%

Fidelity Asset Manager Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.53%
Other Expenses after reimbursement                                    0.10%
Total Portfolio Annual Expenses*                                      0.63%

Fidelity Contrafund Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.58%
Other Expenses after reimbursement                                    0.09%
Total Portfolio Annual Expenses*                                      0.67%

Fidelity Asset Manager: Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.58%
Other Expenses after reimbursement                                    0.13%
Total Portfolio Annual Expenses*                                      0.71%

Fidelity Growth Opportunities Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.58%
Other Expenses after reimbursement                                    0.11%
Total Portfolio Annual Expenses*                                      0.69%
*A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds,' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the total operating expenses presented in the table would have been, .63% for Asset Manager Portfolio, .67% for Contrafund Portfolio, .71% for Asset Manager: Growth Portfolio and .69% for Growth Opportunities Portfolio.
**FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34.

T. Rowe Price Equity Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.85%
Other Expenses                                                        0.00%
Total Portfolio Annual Expenses*                                      0.85%

T. Rowe Price International Stock Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       1.05%
Other Expenses                                                        0.00%
Total Portfolio Annual Expenses*                                      1.05%

T. Rowe Price Mid-Cap Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.85%
Other Expenses                                                        0.00%
Total Portfolio Annual Expenses*                                      0.85%

T. Rowe Price Limited - Term Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.70%
Other Expenses                                                        0.00%
Total Portfolio Annual Expenses*                                      0.70%
*T. Rowe Price Equity Income and Mid-Cap Growth Portfolios pay T. Rowe Price an annual all-inclusive fee of 0.85% based on such Portfolios' average daily net assets. T. Rowe Price Limited-Term Bond Portfolio pays T. Rowe Price an annual all-inclusive fee of 0.70% based on such Portfolios' average daily net assets.
T. Rowe Price International Stock Portfolio pays Rowe-Price-Flemming International, Inc. an annual all-inclusive fee of 1.05% based on such Portfolios' average daily net assets. These fees pay for investment management services and other operating costs of the Portfolios.

MFS Capital Opportunities Series Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.75%
Other Expenses (after fee reduction)                                  0.16%
Total Portfolio Annual Expenses*                                      0.91%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expense and total expense would have been 0.75%, 0.27%, and 1.02%, respectively.

MFS Emerging Growth Series Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.75%
Other Expenses                                                        0.09%
Total Portfolio Annual Expenses                                       0.84%

MFS Research Series Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.75%
Other Expenses                                                        0.11%
Total Portfolio Annual Expenses                                       0.86%

MFS Growth With Income Series Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       0.75%
Other Expenses                                                        0.13%
Total Portfolio Annual Expenses                                       0.88%

Van Eck Worldwide Hard Assets Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                       1.00%
Other Expenses                                                        0.50%
Total Portfolio Annual Expenses                                       1.50%

Van Eck Worldwide Emerging Markets Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            1.00%
Other Expenses                                                             0.50%
Total Portfolio Annual Expenses                                            1.50%

Federated Utility Fund II Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.75%
Shareholder Services Fee after reimbursement                               0.00%
Other Expenses                                                             0.19%
Total Portfolio Annual Expenses*                                           0.94%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, shareholder services fee, other expenses, and total expenses would have been 0.75%, 0.25%, 0.19% and 1.19% respectively.

Federated Growth Strategies Fund II Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement                                        0.55%
Shareholder Services Fee after reimbursement                               0.00%
Other Expenses                                                             0.30%
Total Portfolio Annual Expenses*                                           0.85%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, shareholder services fee, other expenses, and total expenses would have been 0.75%, 0.25%, 0.30% and 1.30% respectively.

Federated Fund for U.S. Government Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.60%
Shareholder Services Fee after reimbursement                               0.00%
Other Expenses after reimbursement                                         0.18%
Total Portfolio Annual Expenses*                                           0.78%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.60%, 0.25%, 0.18%, and 1.03% respectively.

Federated High Income Bond Fund II Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.60%
Shareholder Services Fee after reimbursement                               0.00%
Other Expenses                                                             0.19%
Total Portfolio Annual Expenses                                            0.79%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.60%, 0.25%, 0.19%, and 1.04% respectively.

Federated Equity Income Fund II Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement                                        0.55%
Shareholder Services Fee after reimbursement                               0.00%
Distribution (12-b1) Fees after reimbursement                              0.00%
Other Expenses                                                             0.39%
Total Portfolio Annual Expenses*                                           0.94%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, shareholder services fee, distribution fee, other expenses, and total expenses would have been 0.75%, 0.25%, 0.25%, 0.39%, and 1.64% respectively.

Lazard Retirement Emerging Markets Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            1.00%
12b-1Fees                                                                  0.25%
Other Expenses after reimbursement                                         0.39%
Total Portfolio Annual Expenses*                                           1.64%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, 12-b1 fee, other expenses, and total expenses would have been 1.00%, 0.25%,8.34%, and 9.59% respectively.

Lazard Retirement Small Cap Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.75%
12b-1 Fees                                                                 0.25%
Other Expenses after reimbursement                                         0.32%
Total Portfolio Annual Expenses*                                           1.32%
*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, 12-b1 fee, other expenses, and total expenses would have been 0.75%, 0.25%, 6.31%, and 7.31% respectively.

Alger American Small Capitalization Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.85%
Other Expenses                                                             0.04%
Total Portfolio Annual Expenses                                            0.89%

Alger American Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.75%
Other Expenses                                                             0.04%
Total Portfolio Annual Expenses                                            0.79%

Alger American Midcap Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.80%
Other Expenses                                                             0.04%
Total Portfolio Annual Expenses                                            0.84%

Alger American Leveraged AllCap Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.85%
Other Expenses*                                                            0.11%
Total Portfolio Annual Expenses                                            0.96%

Alger American Income & Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                           0.625%
Other Expenses                                                            0.075%
Total Portfolio Annual Expenses                                           0.70%

Alger American Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                                            0.75%
Other Expenses                                                             0.17%
Total Portfolio Annual Expenses                                            0.92%

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .80% and an expense risk fee of .35%. We will also charge the Separate Account with the expenses of the Eligible Portfolios in which you have invested. No other fees or expenses are charged against the Contract during the Annuity Period.

Example:  Deferred Contract

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets (regardless of whether the surrender proceeds are paid to the Contract Owner, applied under the Systematic Withdrawal Program, or applied under an annuity option):

Fund                                                 1 Year  3 Years  5 Years  10 Years
---------------------------------------------------------------------------------------
American National Growth Portfolio                      $87     $127     $156      $250
American National Balanced Portfolio                    $87     $127     $158      $253
American National Equity Income Portfolio               $87     $128     $159      $256
American National Money Market Portfolio                $87     $127     $156      $250
American National High Yield Bond Portfolio             $90     $137     $175      $288
American National International Stock Portfolio         $90     $137     $175      $288
American National Small-Cap/Mid-Cap Portfolio           $95     $151     $200      $336
American National Government Bond Portfolio             $86     $123     $150      $238
Fidelity Asset Manager Portfolio                        $85     $120     $144      $225
Fidelity Index 500 Portfolio                            $81     $110     $126      $188
Fidelity Contrafund Portfolio                           $85     $121     $146      $229
Fidelity Asset Manager: Growth Portfolio                $85     $122     $148      $234
Fidelity Growth Opportunities Portfolio                 $85     $121     $146      $228
T. Rowe Price Equity Income Portfolio                   $87     $126     $155      $248
T. Rowe Price International Stock Portfolio             $88     $132     $165      $268
T. Rowe Price Mid-Cap Growth Portfolio                  $87     $126     $155      $248
T. Rowe Price Limited - TermBond Portfolio              $85     $122     $148      $233
MFS Capital Opportunities Series Portfolio              $87     $128     $158      $254
MFS Emerging Growth Series Portfolio                    $86     $126     $155      $247
MFS Research Series Portfolio                           $87     $126     $156      $249
MFS Growth With Income Series Portfolio                 $87     $127     $157      $251
Van Eck Worldwide Hard Assets Portfolio                 $93     $144     $188      $313
Van Eck World Wide Emerging Markets Portfolio           $93     $144     $188      $313
Federated Utility Fund II Portfolio                     $87     $129     $160      $257
Federated Growth Strategies Fund II Portfolio           $87     $126     $155      $248
Federated Fund for U.S. Government Bond Portfolio       $86     $124     $152      $241
Federated High Income Bond Fund II Portfolio            $86     $124     $152      $242
Federated Equity Income Fund II Portfolio               $87     $129     $160      $257
Lazard Retirement Emerging Markets Portfolio            $94     $148     $195      $326
Lazard Retirement Small Cap Portfolio                   $91     $139     $179      $295
Alger American Small Capitalization Portfolio           $87     $127     $157      $252
Alger American Growth Portfolio                         $86     $124     $152      $242
Alger American MidCap Growth Portfolio                  $86     $126     $155      $247
Alger American Leveraged AllCap Portfolio               $88     $129     $161      $259
Alger American Income & Growth Portfolio                $85     $122     $148      $233
Alger American Leveraged Balanced Portfolio             $87     $128     $159      $255

If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

Fund                                                 1 Year  3 Years  5 Years  10 Years
---------------------------------------------------------------------------------------
American National Growth Portfolio                      $22      $68     $116      $250
American National Balanced Portfolio                    $22      $69     $118      $253
American National Equity Income Portfolio               $23      $70     $119      $256
American National Money Market Portfolio                $22      $68     $116      $250
American National High Yield Bond Portfolio             $26      $79     $135      $288
American National International Stock Portfolio         $26      $79     $135      $288
American National Small-Cap/Mid-Cap Portfolio           $31      $94     $160      $336
American National Government Bond Portfolio             $21      $64     $110      $238
Fidelity Asset Manager Portfolio                        $20      $61     $104      $225
Fidelity Index 500 Portfolio                            $16      $50     $ 86      $188
Fidelity Contrafund Portfolio                           $20      $62     $106      $229
Fidelity Asset Manager: Growth Portfolio                $20      $63     $108      $234
Fidelity Growth Opportunities Portfolio                 $20      $61     $106      $228
T. Rowe Price Equity Income Portfolio                   $22      $67     $115      $248
T. Rowe Price International Stock Portfolio             $24      $73     $125      $268
T. Rowe Price Mid-Cap Growth Portfolio                  $22      $67     $115      $248
T. Rowe Price Limited - Term Bond Portfolio             $20      $63     $108      $233
MFS Capital Opportunities Series Portfolio              $22      $69     $118      $254
MFS Emerging Growth Series Portfolio                    $22      $67     $115      $247
MFS Research Series Portfolio                           $22      $68     $116      $249
MFS Growth With Income Series Portfolio                 $22      $68     $117      $251
Van Eck Worldwide Hard Assets Portfolio                 $28      $87     $148      $313
Van Eck World Wide Emerging Markets Portfolio           $28      $87     $148      $313
Federated Utility Fund II Portfolio                     $23      $70     $120      $257
Federated Growth Strategies Fund II Portfolio           $22      $67     $115      $248
Federated Fund for U.S. Government Bond Portfolio       $21      $65     $112      $241
Federated High Income Bond Fund II Portfolio            $21      $65     $112      $242
Federated Equity Income Fund II Portfolio               $23      $70     $120      $257
Lazard Retirement Emerging Markets Portfolio            $30      $91     $155      $326
Lazard Retirement Small Cap Portfolio                   $26      $81     $139      $295
Alger American Small Capitalization Portfolio           $22      $68     $117      $252
Alger American Growth Portfolio                         $21      $65     $112      $242
Alger American MidCap Growth Portfolio                  $22      $67     $115      $247
Alger American Leveraged AllCap Portfolio               $23      $71     $121      $259
Alger American Income & Growth Portfolio                $20      $63     $108      $233
Alger American Leveraged Balanced Portfolio             $22      $69     $119      $255

You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund, see their Prospectuses.

ACCUMULATION UNIT VALUES

The value of an Accumulation Unit outstanding throughout the period and the number of Accumulation Units outstanding for each subaccount are shown below, for year ended December 31.

Individual contracts in the accumulation period                     1999                1998
                                                             -------------------------------
American National Growth Portfolio
Accumulation unit value at beginning of period              $      1.178        $      0.000
Accumulation unit value at end of period                    $      1.331        $      1.178
Number of accumulation units outstanding at
     end of period                                             1,053,733             442,903

American National Money Market Portfolio
Accumulation unit value at beginning of period              $      1.026        $      0.000
Accumulation unit value at end of period                    $      1.056        $      1.026
Number of accumulation units outstanding at
     end of period                                             2,990,678           1,432,629

American National Balanced Portfolio
Accumulation unit value at beginning of period              $      1.096        $      0.000
Accumulation unit value at end of period                    $      1.170        $      1.096
Number of accumulation units outstanding at
     end of period                                             1,384,556             496,647

American National Equity Income Portfolio
Accumulation unit value at beginning of period              $      1.138        $      0.000
Accumulation unit value at end of period                    $      1.315        $      1.138
Number of accumulation units outstanding at
     end of period                                             2,805,851           1,311,739

Fidelity Asset Manager Portfolio
Accumulation unit value at beginning of period              $      1.131        $      0.000
Accumulation unit value at end of period                    $      1.241        $      1.131
Number of accumulation units outstanding at
     end of period                                             1,171,411             574,144

Fidelity Index 500 Portfolio
Accumulation unit value at beginning of period              $      1.256        $      0.000
Accumulation unit value at end of period                    $      1.495        $      1.256
Number of accumulation units outstanding at
     end of period                                             5,449,038           1,961,720

Fidelity Growth Opportunities Portfolio
Accumulation unit value at beginning of period              $      1.253        $      0.000
Accumulation unit value at end of period                    $      1.290        $      1.253
Number of accumulation units outstanding at
     end of period                                             2,479,615           1,048,341

Fidelity Contrafund Portfolio
Accumulation unit value at beginning of period              $        1.200        $       0.000
Accumulation unit value at end of period                    $        1.472        $       1.200
Number of accumulation units outstanding at
     end of period                                               3,299,987            1,280,113

Fidelity Asset Manager: Growth Portfolio
Accumulation unit value at beginning of period              $        1.158        $       0.000
Accumulation unit value at end of period                    $        1.318        $       1.158
Number of accumulation units outstanding at
     end of period                                                 756,794              400,709

T. Rowe Price Equity Income Portfolio
Accumulation unit value at beginning of period                $      1.080        $       0.000
Accumulation unit value at end of period                      $      1.106        $       1.080
Number of accumulation units outstanding at
     end of period                                               2,889,871            1,576,949

T. Rowe Price International Stock Portfolio
Accumulation unit value at beginning of period                $      1.135        $       0.000
Accumulation unit value at end of period                      $      1.495        $       1.135
Number of accumulation units outstanding at
     end of period                                               1,312,141              949,084

T. Rowe Price Mid-Cap Growth Portfolio
Accumulation unit value at beginning of period                $      1.214        $       0.000
Accumulation unit value at end of period                      $      1.484        $       1.214
Number of accumulation units outstanding at
     end of period                                               1,198,960              901,715

T. Rowe Price Limited - Term Bond Portfolio
Accumulation unit value at beginning of period                $      1.049        $       0.000
Accumulation unit value at end of period                      $      1.045        $       1.049
Number of accumulation units outstanding at
     end of period                                                 967,119              619,170

MFS Capital Opportunities Series Portfolio
Accumulation unit value at beginning of period                $      1.136        $       0.000
Accumulation unit value at end of period                      $      1.658        $       1.136
Number of accumulation units outstanding at
     end of period                                               1,503,193              754,320

MFS Emerging Growth Series Portfolio
Accumulation unit value at beginning of period                $      1.321        $       0.000
Accumulation unit value at end of period                      $      2.306        $       1.321
Number of accumulation units outstanding at
     end of period                                               2,400,755            1,028,470

MFS Research Series Portfolio
Accumulation unit value at beginning of period                $     1.049        $       0.000
Accumulation unit value at end of period                      $     1.285        $       1.049
Number of accumulation units outstanding at
     end of period                                              1,715,567              842,237

MFS Growth With Income Series Portfolio
Accumulation unit value at beginning of period                $     1.058        $       0.000
Accumulation unit value at end of period                      $     1.115        $       1.058
Number of accumulation units outstanding at
     end of period                                              2,196,329            1,101,688

Van Eck Worldwide Hard Assets Portfolio
Accumulation unit value at beginning of period                $     0.711        $       0.000
Accumulation unit value at end of period                      $     0.849        $       0.711
Number of accumulation units outstanding at
     end of period                                                 42,499               42,831

Van Eck  Worldwide Emerging Markets Portfolio
Accumulation unit value at beginning of period                $     0.687        $       0.000
Accumulation unit value at end of period                      $     1.360        $       0.687
Number of accumulation units outstanding at
     end of period                                                631,260              344,775

Federated Utility Fund II Portfolio
Accumulation unit value at beginning of period                $     1.059        $       0.000
Accumulation unit value at end of period                      $     1.063        $       1.059
Number of accumulation units outstanding at
     end of period                                                494,700              192,160

FederatedGrowth Strategies Fund II Portfolio
Accumulation unit value at beginning of period                $     1.037        $       0.000
Accumulation unit value at end of period                      $     1.765        $       1.037
Number of accumulation units outstanding at
     end of period                                                690,325              143,890

Federated Fund for US Government Bond Portfolio
Accumulation unit value at beginning of period                $     1.055        $       0.000
Accumulation unit value at end of period                      $     1.035        $       1.055
Number of accumulation units outstanding at
     end of period                                              1,556,125              739,035

Federated High Income Bond Fund II Portfolio
Accumulation unit value at beginning of period                $     1.001        $       0.000
Accumulation unit value at end of period                      $     1.010        $       1.001
Number of accumulation units outstanding at
     end of period                                              3,009,658            1,641,013

Federated Equity Income Fund II Portfolio
Accumulation unit value at beginning of period                $     1.154        $       0.000
Accumulation unit value at end of period                      $     1.349        $       1.154
Number of accumulation units outstanding at
     end of period                                                749,845              402,944

Lazard Retirement Emerging Markets Portfolio
Accumulation unit value at beginning of period                $     0.820        $       0.000
Accumulation unit value at end of period                      $     1.232        $       0.820
Number of accumulation units outstanding at
     end of period                                                340,969              274,166

Lazard Retirement Small Cap Portfolio
Accumulation unit value at beginning of period                $     0.967        $       0.000
Accumulation unit value at end of period                      $     1.001        $       0.967
Number of accumulation units outstanding at
     end of period                                                944,785              847,132

CONTRACT

Type of Contract

This Prospectus offers an individual deferred variable annuity contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either Qualified or Non-Qualified.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 25.) If your application cannot be processed within five days after receipt, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the American National Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

Allocation of Purchase Payments

After the "free look" period, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

 .  collect charges

 .  pay surrender value

 .  provide benefits

We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.

Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

 .  multiplying the per share net asset value of the corresponding Eligible
   Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 . subtracting a charge for the administrative fee and the mortality and expense risk fee for that subaccount; and

 . dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios will increase or decrease the Accumulation Unit Value for each subaccount, the Eligible Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit value for each subaccount.

Transfers Before Annuity Date

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 . Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

 .  A subaccount must have a balance of at least $100 after a transfer.

 . Transfers from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account or (2) $1,000.

 . The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee", page 29.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 36.

Special Programs

 .  Dollar Cost Averaging Program - If you have at least $10,000 Accumulation
   Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a subaccount or the Fixed Account to any subaccount(s) or the Fixed Account. The transfers can be monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100.

   Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit value is high. There is no guarantee that dollar cost averaging will result in higher Accumulation Value or otherwise be successful.

 . Asset Allocation Program - If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to allocate Purchase Payments and Accumulation Value among the subaccounts and the Fixed Account in accordance with allocation instructions specified by you or recommended by us. We will periodically rebalance your investment by allocating Purchase Payments and transferring Accumulation Value among the subaccounts and the Fixed Account in conformity with your current allocation instructions. Rebalancing will be performed on a quarterly, semi-annual or annual basis as you specify. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the Exchange Fee described below applies.

You can request participation in or discontinue such special programs at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS
BEFORE ANNUITY DATE

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See "Deferred Sales Load (`Surrender Charge')" on page 10.)

When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result as a percentage. Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

 . Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

 . Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Other Charges

Your Contract is subject to certain other charges:

 .  Administrative Charges

 . A $35 annual contract fee for each Contract Year or portion thereof unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

 .  An administrative asset fee charged daily at an annual rate of 0.10%.

These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

 .  Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 .  Mortality and Expense Risk Fee

We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

For our promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.35% per annum Expense Risk Fee will be assessed daily against the Separate Account during both, the Accumulation Period and Annuity Period. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.


 .  Charges for Taxes

None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .  Exchange Fee

A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred.

Deduction of Fees

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT
DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

 . If a partial surrender would leave less than $1,000 Accumulation Value, the Contract must be fully surrendered.

 . A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available upon full or partial surrenders can be determined by:

 .  multiplying the number of Accumulation Units for each subaccount times the
   Accumulation Unit value
 .  adding any Accumulation Value in the Fixed Account
 .  deducting pro-rata annual administrative fees and any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page 48.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Taxation of Qualified Contracts," page 50.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2.
The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see "Minimum Distributions Program" in the Statement of Additional Information, page 5. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

 . Nursing Home Waiver - The surrender charge will be waived upon written proof from a licensed physician that you have been confined in any of the following facilities for at least 60 consecutive days

   .  a hospital which
   .  is licensed or recognized by the state in which it is located
   . provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis
   .  charges for its services
   . provides 24-hour nursing service by or under the supervision of a graduate registered nurse (R.N.)
   .  a convalescent care facility which
   . is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility
   . provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.)
   . maintains a daily record of each patient which is available for review by us
   . administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice
   .  a hospice facility which
   . is licensed, certified or registered by the state in which it is located as a hospice facility
   . provides a formal care program for terminally ill patients whose life expectancy is less than 6 months
   .  provides services on an inpatient basis as directed by a physician

This waiver is not available

      (1) if you are confined in a hospital, nursing home or hospice facility on the Date of Issue
      (2) if the application is signed by power of attorney
      (3) if you are more than age 80 on the Date of Issue
      (4) if you enter the hospital, convalescent care facility or hospice facility within 90 days from the Date of Issue
      (5) in connection with surrenders or withdrawals requested more than 90 days after the last day of confinement in such facility

 . Disability Waiver - The surrender charge will be waived while you are physically disabled. Such waiver is subject to the following limitations

   . we require proof of disability, including written confirmation of receipt of Social Security Disability Benefits

   .  we will require proof of continued disability

   . we may have a Contract Owner claiming disability examined by a licensed physician chosen by us

This waiver is not available

      (1) if you are receiving Social Security Disability Benefits on the Date of Issue

      (2) if you are age 65 or older

      (3) in some states

 . Involuntary Unemployment Waiver - We will waive the surrender charge while you are involuntarily unemployed. Such waiver is subject to the following limitations

   . you must furnish us a letter from a state Department of Labor indicating you were employed at least 60 days before the election of such waiver

   .  the waiver may be utilized  only once

   . the waiver is not available if any Contract Owner or Annuitant is receiving unemployment benefits on the Date of Issue

   .  the waiver may not be available in some states

 . Terminal Illness Waiver - We will waive the surrender charge if you are diagnosed with a terminal illness. We will require proof of such illness including written confirmation from a licensed physician chosen by us.

This waiver is not available

      (1) if any Contract Owner is diagnosed with a terminal illness before or on the Date of Issue

      (2) in some states

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

 .  Accumulation Value, or

 .  The Minimum Guaranteed Death Benefit.

We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each, six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

   (1) the Accumulation Value at the end of the preceding six Contract Year period; or

   (2) the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately before a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

 Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

 Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

 . dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

 . multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

 Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by

 . dividing the minimum guaranteed death benefit immediately before the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

 . multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page 36. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period".

DISTRIBUTIONS DURING THE ANNUITY PERIOD

All or part of any amount payable at the Annuity Date may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.

Election of Annuity Date and Form of Annuity

 . Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

 . Qualified Contracts - Annuity Payment Date and form of annuity are elected in the application. A Contract cannot be purchased after age 85 and, under the Internal Revenue Code, annuity payments must begin not later than age 95, or in some cases, the later of April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires.

If you have not elected an Annuity Date, we may automatically begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page 48.)

Once an annuity payment is made, the Annuity Option cannot be changed to another Annuity Option.

Allocation of Benefits

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

No election can be made unless such election would produce an initial annuity payment of at least $100.

Annuity Options

The following annuity options are available.

 . Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 . Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

 . Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years of at least 5, but not exceeding 30. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

 .  Option 6 - Equal Installment Payments, Fixed Amount - monthly installments
   (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

 . Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

 .  Other Annuity Forms - May be agreed upon.

Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $5,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

Value of Variable Annuity Payments:
Assumed Investment Rates

The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

Annuity Provisions

We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection Scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently 36 subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro-rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

The Funds

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Van Eck Fund, the Federated Fund and the Lazard Fund. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 . The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

  . American National Money Market Portfolio ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

  . American National Growth Portfolio ... seeks to achieve capital appreciation.

  . American National Balanced Portfolio ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

  . American National Equity Income Portfolio ... seeks to achieve growth of capital and/or current income.

  . American National Government Bond Portfolio ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

  . American National Small-Cap/Mid-Cap Portfolio ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

  . American National High Yield Bond Portfolio ... seeks to provide a high level of current income. As a secondary investment objective, the Portfolio seeks capital appreciation.

  . American National International Stock Portfolio ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R") is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 . The Fidelity Funds - currently have 13 series or portfolios, the following five of which are Eligible Portfolios:

  . Fidelity Asset Manager Portfolio ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.

  . Fidelity Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks to achieve a 98% or better correlation between its total return and the total return of the index.

  . Fidelity Contrafund Portfolio ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

  . Fidelity Asset Manager: Growth Portfolio ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

  . Fidelity Growth Opportunities Portfolio ... seeks to provide capital growth. The portfolio normally invests its assets primarily in common stocks. The portfolio may also invest in other types of securities, including bonds, which may be lower-quality debt securities.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

 . The T. Rowe Price Funds - currently have the following series or portfolios, each of which are Eligible Portfolios:

  . T. Rowe Price Equity Income Portfolio ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

  . T. Rowe Price Mid-Cap Growth Portfolio ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U.S. common stocks.

  . T. Rowe Price International Stock Portfolio ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

  . T. Rowe Price Limited-Term Bond Portfolio ... seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

 . The MFS Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

  . MFS Capital Opportunities Portfolio ... seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Series' objective of capital appreciation. While the Series' policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible bonds, convertible preferred stocks and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Series may invest in lower rated fixed income securities or comparable unrated securities.

  . MFS Emerging Growth Series Portfolio ... seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Series may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

  . MFS Research Series Portfolio ... seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

  . MFS Growth With Income Series Portfolio ... seeks to provide reasonable current income and long-term growth and income. Under normal market conditions, the Series will invest at least 65% of its assets in common stocks or securities convertible into common stocks that are believed to have long-term prospects for growth and income. The Series may also invest up to 75% of its net assets in foreign securities, which are not traded on an U.S. exchange.

Massachusetts Financial Service Company is responsible for selection and management of the portfolio investments of the MFS Variable Series.

 . The Van Eck Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

  . Van Eck Worldwide Hard Assets Portfolio (formerly Van Eck Gold and Natural Resources Portfolio) ... seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration. Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution or one or more of the following (together "Hard Assets"): (1) precious metals, (2) ferrous and non-ferrous metals, (3) gas, petroleum, petrochemicals and other hydrocarbons, (4) forest products, (5) real estate and (6) other basic non-agricultural commodities.

  . Van Eck Worldwide Emerging Markets Portfolio ... seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Associates Corporation serves as investment advisor and manages the investment operations of the Van Eck Portfolios and furnishes the Portfolios with a continuous investment program which includes determining which securities should be brought, sold or held.

 . The Federated Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

  . Federated Utility Fund II Portfolio ... seeks to achieve high current income and moderate capital appreciation. The Portfolio invests primarily in equity and debt securities of utility companies.

  . Federated Growth Strategies Portfolio ... seeks capital appreciation. The Portfolio invests at least 65% of its assets in equity securities of companies with prospects for above average growth in earnings and dividends.

  . Federated U.S. Government Bond Portfolio ... seeks current income by investing in a diversified portfolio limited to U.S. government securities.

  . Federated High Income Bond Portfolio ... seeks high current income. The Portfolio invests in fixed income securities, which are lower rated corporate debt obligations, which are commonly referred to as "junk bonds." The risk in investing in junk bonds is described in the prospectus for the Insurance Management Series, which should be read carefully before investing.

  . Federated Equity Income Fund II Portfolio ... seeks to provide above average income and capital appreciation by investing in income producing equity securities including common stocks, preferred stocks, and debt securities that are convertible into common stocks, in cash and cash items during times of unusual conditions to maintain liquidity. Cash items may include commercial paper, Europaper, certificates of deposit, obligations of the U.S. Government, repurchase agreements and other short-term instruments.

Federated Advisors makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated insurance Series Trustees.

 . The Lazard Fund - currently has the following series or portfolios, each of which are Eligible Portfolios:

  . Lazard Retirement Emerging Markets Portfolio ... seeks capital appreciation. This portfolio invests primarily in equity securities of non-United States issuers located, or doing significant business, in emerging market countries considered to be inexpensively priced relative to the return on total capital or equity.

  . Lazard Retirement Small Cap Portfolio ... seeks capital appreciation. This Portfolio invests primarily in equity securities of companies with market capitalization under $1 billion considered to be inexpensively priced relative to the return on total capital or equity.

Lazard Freres Asset Management serves as investment advisor and continually furnishes an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention, and disposition of securities.

 . The Alger American Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

  . Small Capitalization Portfolio ... seeks long-term capital appreciation. It focuses on small, fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.

  . Growth Portfolio ... seeks to achieve long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management.

  . MidCap Growth Portfolio ... seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

  . Leveraged AllCap Portfolio ... seeks to achieve long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid in the money borrowed.

  . Income & Growth Portfolio ... primarily seeks to provide a high level of divided income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those that the managers believe also offer opportunities for capital appreciation.

  . Balanced Portfolio ... seeks current income and long-term capital appreciation. It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities that appear to have some potential for capital appreciation.

Fred Alger Management, Inc. is the Alger American Fund's investment adviser. Fred Alger Management, Inc. also provides investment advisory and Portfolio management services to us and to other clients. Fred Alger Management, Inc. maintains a staff of experienced investment personnel and related support facilities.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the above funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such, portfolios, pay us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts, of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional subaccounts, which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract, as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers Before Annuity Date", page 26.)

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT TAX ADVICE

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income).

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

 .  made after the taxpayer reaches age 59 1/2;

 .  made as a result of the death of the Contract Owner;

 .  attributable to the taxpayer becoming disabled; or

 . made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

 . For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

 . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

 . if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

 . if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

Exchanges

Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, (408A) or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

 .  contributions made in excess of specified limits;

 .  distributions received prior to age 59 1/2 (subject to certain exceptions);

 . distributions that do not conform to specified commencement and minimum distribution rules;

 .  aggregate distributions in excess of a specified annual amount; and

 .  contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities
(IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

 . Corporate and Self Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

 . Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship:

   (a) elective contributions made in years beginning after December 31, 1988;

   (b) earnings on those contributions; and

   (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

 In addition, income attributable to elective contributions may not be distributed in the case of hardship.

 . Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contract Owner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

   [Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.]

 . SIMPLE Individual Retirement Annuities - Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans, employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

 . Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age
   70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

All Contracts

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A tax adviser should be consulted for further information.

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


PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTOR OF THE CONTRACT

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1999 and 1998 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1999 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

A registration statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms reference is made to such instruments as filed.

FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
The Contract                                                                   3
Valuation of Accumulation Units                                                3
Computation of Variable Annuity Payments                                       3
Annuity Unit Value                                                             4
Summary                                                                        4
Exceptions to Charges                                                          5
Assignment                                                                     5
Minimum Distributions Program                                                  5
Distribution of the Contract                                                   6
Tax Matters                                                                    7
Records and Reports                                                            7
Performance                                                                    8
Total Return                                                                   8
Other Total Return                                                             9
Yields                                                                         9
State Law Differences                                                         10
Separate Account                                                              10
Termination of Participating Agreements                                       11
Financial Statements                                                          19
Financials                                                                    20

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


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                                                                              58

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                                                                              59

                          [LOGO OF AMERICAN NATIONAL]

Form 3934                           *3934*                          Rev. 5-00

American National Variable Annuity II
Statement of Additional Information
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
1-800-306-2959
relating to the Prospectus dated May 1, 2000

Custodian

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

Principal Distributor

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

Arthur Andersen LLP
711 Louisiana, Suite 1300
Houston, Texas 77002-2786

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

American National Variable Annuity Separate Account
Statement of Additional Information
May 1, 2000

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Variable Annuity Contract II ("the Contract") offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

TABLE OF CONTENTS

                                                                           Page
The Contract.............................................................     3
Valuation of Accumulation Units..........................................     3
Computation of Variable Annuity Payments.................................     3
Annuity Unit Value.......................................................     4
Summary..................................................................     4
Exceptions to Charges     ...............................................     5
Assignment...............................................................     5
Minimum Distributions Program............................................     5
Distribution of the Contract.............................................     6
Tax Matters..............................................................     7
Records and Reports......................................................     7
Performance..............................................................     8
Total Return.............................................................     8
Other Total Return.......................................................     9
Yields...................................................................     9
State Law Differences....................................................    10
Separate Account.........................................................    10
Termination of Participating Agreements..................................    11
Financial Statements.....................................................    19
Financials...............................................................    20

The Contract

The following provides additional information about the Contract which supplements the description in the prospectus and which may be of interest to some Contractowners.

Valuation of Accumulation Units

The Accumulation Unit Value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each Subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.

Computation of Variable Annuity Payments

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table "a" (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 3.0% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Eligible Portfolio.

If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

Annuity Unit Value

The value of an annuity unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

Illustration: Calculation of Annuity Unit Value
Annuity at age 65: Life with 120 payments certain

  1.  Annuity unit value, beginning of period                     $  .980000
  2.  Net investment factor for Period                              1.001046
  3.  Daily adjustment for 3.0% Assumed Investment Rate              .999919
  4.  (2) x (3)                                                     1.000965
  5.  Annuity unit value, end of period (1) x (4)                 $  .980946

Illustration: Annuity Payments
Annuity at age 65: Life with 120 payments certain

  1.  Number of accumulation units at annuity date                 10,000.00
  2.  Accumulation Unit value (10 days prior to date of
      first monthly payment)                                      $ 1.800000
  3.  Accumulation Value of Contract (1) x (2)                    $18,000.00
  4.  First monthly annuity payment per $1,000 of
      Accumulation Value                                          $     5.63
  5.  First monthly annuity payment (3) x (4) / 1,000             $   101.34
  6.  Annuity Unit value (10 days prior to date of first
      monthly payment)                                            $  .980000
  7.  Number of annuity units (5) / (6)                              103.408
  8.  Assume annuity unit value for second month equal to         $  .997000
  9.  Second monthly annuity payment (7) x (8)                    $   103.10
  10. Assume annuity unit value for third month equal to          $  .953000
  11. Third monthly annuity payment (7) x (10)                    $    98.55

Summary

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

$100 x [1.01/(1.03)/30/365/] = $100.75

We have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

Exceptions to Charges

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

Assignment

The Contract may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

Minimum Distributions Program

Under the Systematic Withdrawal Program, the Contractowner can elect to participate in the "Minimum Distributions Program" by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. American National calculates such amounts assuming the minimum distribution amount is based soley on the value of the Contractowner's Contract. However, the required minimum distribution amounts applicable to the Contractowner's particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contractowner's Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contractowner must notify American National of such election in writing in the calendar year in which the Contractowner attains age 70 1/2. If the Contractowner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contractowner and elections made by the Contractowner. The Contractowner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code's minimum distribution rules.

Minimum Distributions Program is based on American National's understanding of the present federal income tax laws, as they are currently interpreted by the IRS. Numerous special tax rules apply to Contractowners whose Contracts are used with qualified plans. Contractowners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

Distribution of the Contract

Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities SM&R is responsible for:

 . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

 . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

 . training agents of American National for the sale of Contracts, and

 . forwarding all purchase payments under the Contracts directly to American
  National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

Tax Matters

Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for annuity contracts to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

  (i) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and

 (ii) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

These requirements are considered satisfied as to any portion of the Contractowner's interest that is (i) payable as annuity payments which begin within one year of the Contractowner's death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

Other rules may apply to Qualified Contracts.

Records and Reports

Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account.

Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

Performance

Performance information for any subaccount may be compared, in reports and advertising to:

 . the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

 . Dow Jones Industrial Average ("DJIA"),

 . Donoghue's Money Market Institutional Averages;

 . other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

 . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

 . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

 . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return

Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the Separate Account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

P(1+T)/n/= ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

Other Total Return

From time to time, sales literature or advertisements may also quote average annual total returns that reflect neither the annual contract fee nor the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the annual contract fee and any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the annual contract fee and the Surrender Charge.

Yields

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load.

Yields quoted in advertising may be based on historical seven day periods. Current yield for the American National Money Market subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the American National Money Market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula

Effective Yield = [(Base Period Return +1)/365/7/] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

Yield = 2[((a - b)/cd + 1)/6/ - 1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

State Law Differences

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.

Separate Account

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

 . collect charges,

 . pay the surrenders,

 . secure Policy loans,

 . provide benefits, or

 . transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

 . operate the Separate Account as a management company,

 . de-register the Separate Account if registration is no longer required,

 . combine the Separate Account with other separate accounts,

 . restrict or eliminate any voting rights associated with the Separate
  Account, or

 . transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

The American National Fund

The participation agreement for the American National Fund provides for termination:


 . upon sixty days advance written notice by any party,

 . by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

 . by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

 . by American National upon the requisite vote of the Contractowners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, and

 . by American National upon institution of formal proceedings against the Fund by the SEC.

The Fidelity Funds

All participation agreements for the Fidelity Funds provide for termination:

 . upon sixty days advance written notice by any party,

 . by American National with respect to any Fidelity Portfolio if American
  National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by American National with respect to any Fidelity Portfolio if such Fidelity
  Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

 . by American National with respect to any Fidelity Portfolio if such Fidelity
  Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

 . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by the Fidelity Funds or the underwriter forty-five days after American
  National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

 . upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

The Van Eck Fund

This participation agreement provides for termination:

 . upon sixty days advance written notice by any party,

 . by American National with respect to any Van Eck Portfolio if American
  National determines that shares of such Van Eck Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any Van Eck Portfolio if any of the shares of such Van Eck Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by American National with respect to any Van Eck Portfolio if such Van Eck
  Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Van Eck Fund will fail to so qualify,

 . by American National with respect to any Van Eck Portfolio if such Van Eck
  Portfolio fails to meet the diversification requirements specified in the Van Eck participation agreement,

 . by the Van Eck Fund or the underwriter, upon a determination by either, that American National or its affiliated companies has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the Van Eck Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by the Van Eck Fund or the underwriter forty-five days after American National gives the Van Eck Fund and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Van Eck participation agreement was then outstanding, or

 . upon a determination that a material irreconcilable conflict exits between the interests of the Contractowners and other investors or between American National's interests in the Van Eck Fund and the interests of other insurance companies invested in the Van Eck Fund.

The T. Rowe Price Funds

This participation agreement provides for termination:

 . upon six months advance written notice by any party,

 . by American National with respect to any T. Rowe Price Portfolio if American
  National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

 . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the
  T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

 . by American National upon the institution of formal proceedings against the T.
  Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

 . by American National with respect to any T. Rowe Price Portfolio if such T.
  Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

 . by American National with respect to any T. Rowe Price Portfolio if such T.
  Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

 . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that either the
  T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by the T. Rowe Price Funds or the underwriter sixty days after American
  National gives the T. Rowe Price Funds and the underwriter written notice of American

  National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding,

 . upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

The Federated Fund

This participation agreement provides for termination:

 . upon one hundred eighty days advance written notice by any party,

 . at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

 . at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares,

 . at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

 . upon a requisite vote of the Contractowners to substitute shares of another fund for shares of the Federated Fund,

 . if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . by any party upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contractowners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

 . at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

 . at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

The Lazard Fund

This participation agreement provides for termination:

 . upon one hundred eighty days advance written notice by any party, unless a shorter period is agreed upon by the parties,

 . at American National's option if shares of any Lazard Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at American National's option upon the institution of formal proceedings against the Lazard Fund or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the Lazard Fund's ability to perform its obligations under the Lazard participation agreement,

 . at the option of the Lazard Fund upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body if the Lazard Fund determines that such proceedings will have a material adverse effect on American National's ability to perform under the Lazard participation agreement,

 . at the option of the Lazard Fund upon a determination by the Lazard Fund that American National has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of American National, if, after the expiration of sixty days written notice of such determination, American National has not cured the situation to the satisfaction of the Lazard Fund,

 . at American National's option upon a determination by American National that the Lazard Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of the Lazard Fund, if, after the expiration of sixty days written notice of such determination, the Lazard Fund has not cured the situation to the satisfaction of American National,

 . upon the termination of the Investment Management Agreement between the Lazard Fund and its investment advisor, unless American National specifically approves selection of a new investment advisor, or upon the sale, acquisition or change of control of the investment advisor,

 . if any of the shares of a Lazard Portfolio are not registered, issued, or sold in accordance with applicable federal law, or such law precludes the use of such shares as the underlying investment media of the Contracts,

 . at the option of the Lazard Fund upon a determination by the Lazard Fund's
  Board of Trustees that it is no longer in the best interest of the shareholders for the Lazard Fund to operate under the Lazard participation agreement,

 . at the option of the Lazard Fund if the Contracts cease to qualify as annuity contracts or life insurance policies under the Code, or the Lazard Fund reasonably believes the Contracts may fail to so qualify,

 . at the option of either party upon one party's breach of a material provision of the Lazard participation agreement, which breach has not been cured to the satisfaction of the non-breaching party within ten days after receipt of written notice of the breach,

 . at the Lazard Fund's option if the Contracts are not registered, issued, or sold in accordance with applicable federal or state law,

 . upon assignment of the Lazard participation agreement, unless made with the written consent of the non-assigning party,

 . at the option of either party upon a determination by a majority of the Trustees of the Lazard Fund that an irreconcilable conflict exists between the interests of the Contractowners and other investors in the Lazard Fund or between American National's interests in the Lazard Fund and the interests of other insurance companies invested in the Lazard Fund, or

 . upon a requisite vote of the Contractowners, or obtaining a SEC order or no-action letter, to substitute the shares of another fund for the shares of one or more Lazard Portfolios upon 60 days written notice to the Lazard Fund.

The MFS Fund

This participation agreement provides for termination:

 . upon six months advance written notice by any party,

 . at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund,

 . at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

 . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contractowners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

 . by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity

 . by American National upon a determination by American National that the MFS
  Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

 . upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund

This participation agreement provides for termination:

 . upon six months advance written notice by any party,

 . at American National's option to the extent the shares of any Alger American
  Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

 . at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund,

 . at American National's option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund's or the underwriter's duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

 . at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

 . by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . by American National upon a determination by American National that the Alger
  American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

 . at the option of any party, upon another party's material breach of any provision of the Alger American participation agreement, or

 . upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

Financial Statements

The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statements of net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Equity Income, Fidelity Asset Manager, Fidelity Index 500, Fidelity Growth Opportunities, Fidelity Contra Fund, Fidelity Asset Manager Growth, T. Rowe Price Equity Income, T. Rowe Price International Stock, T. Rowe Price Midcap Growth, T. Rowe Price Limited Term Bond, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Research Series, MFS Growth w/ Income Series, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets, Federated Utility Fund II, Federated Growth Strategies Fund II, Federated Fund for US Government Securities II, Federated High Income Bond Fund II, Federated Equity Income Fund II, Lazard Retirement Emerging Markets, and Lazard Retirement Small Cap Portfolio Subaccounts) (collectively, the Account) as of December 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two periods in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December
31, 1999 and the results of its operations and the changes in net assets for the year then ended, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Houston, Texas

April 21, 2000

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                                                     AN
                                                                 AN                 Money                AN                  AN
                                                               Growth              Market             Balanced         Equity Income
                                                              Portfolio           Portfolio           Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market         $    1,409,560      $     3,158,819     $     1,619,383    $     3,689,126
====================================================================================================================================

Liabilities:
  Contract owner reserves                                 $     1,409,560     $     3,158,819     $     1,619,383    $     3,689,126
====================================================================================================================================

Investment Portfolio Information:
  Number of shares                                                684,252           3,158,819           1,065,383          2,004,960
  Cost                                                    $     1,261,112     $     3,158,819     $     1,616,528    $     3,524,302
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                              Fidelity            Fidelity            Fidelity            Fidelity
                                                                Asset               Index              Growth              Contra
                                                               Manager               500            Opportunities           Fund
                                                              Portfolio           Portfolio           Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market         $     1,453,850     $     8,144,009     $     3,199,546    $     4,857,874
====================================================================================================================================

Liabilities:
  Contract owner reserves                                 $     1,453,850     $     8,144,009     $     3,199,546    $     4,857,874
====================================================================================================================================

Investment Portfolio Information:
  Number of shares                                                 77,871              48,647             138,209            166,651
  Cost                                                    $     1,341,883     $     6,981,194     $     3,034,292    $     4,042,391
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                              Fidelity
                                                               Asset                TRP                  TRP                TRP
                                                              Manager              Equity            International        Midcap
                                                              Growth               Income               Stock             Growth
                                                             Portfolio           Portfolio            Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market        $       997,565    $        3,196,703    $     1,961,377    $     1,779,661
====================================================================================================================================

Liabilities:
  Contract owner reserves                                $       997,565    $        3,196,703    $     1,961,377    $     1,779,661
====================================================================================================================================

Investment Portfolio Information:
  Number of shares                                                54,275               170,673            103,013            101,928
  Cost                                                   $       875,394    $        3,297,860    $     1,467,732    $     1,427,405
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                                                    MFS                  MFS
                                                                TRP               Capital             Emerging              MFS
                                                              Limited          Opportunities           Growth            Research
                                                             Term Bond             Series              Series             Series
                                                             Portfolio           Portfolio            Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market        $     1,010,541    $        2,491,663    $     5,535,767    $     2,205,265
====================================================================================================================================

Liabilities:
  Contract owner reserves                                $     1,010,541    $        2,491,663    $     5,535,767    $     2,205,265
====================================================================================================================================

Investment Portfolio Information:
  Number of shares                                               210,969               114,665            145,908             94,484
  Cost                                                   $     1,041,178    $        1,774,912    $     3,184,972    $     1,789,131
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                                    MFS                VE                 VE
                                                                  Growth           Worldwide          Worldwide             FED
                                                                 w/ Income            Hard             Emerging           Utility
                                                                  Series             Assets            Markets            Fund II
                                                                 Portfolio         Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market            $    2,449,179     $       36,083     $      858,596     $      525,969
====================================================================================================================================

Liabilities:
  Contract owner reserves                                    $    2,449,179     $       36,083     $      858,596     $      525,969
====================================================================================================================================

Investment Portfolio Information:
  Number of shares                                                  114,931              3,292             60,210             36,653
  Cost                                                       $    2,233,301     $       32,368     $      521,753     $      523,264
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                                                      FED
                                                                    FED           Fund for US            FED                FED
                                                                  Growth           Government            High              Equity
                                                                Strategies         Securities           Income             Income
                                                                  Fund II              II                Bond             Fund II
                                                                 Portfolio         Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market            $    1,218,545     $    1,611,126     $    3,041,124     $    1,011,914
====================================================================================================================================

Liabilities:
  Contract owner reserves                                    $    1,218,545     $    1,611,126     $    3,041,124     $    1,011,914
====================================================================================================================================

Investment Portfolio Information:
  Number of shares                                                   39,461            152,569            296,985             62,157
  Cost                                                       $      895,448     $    1,664,597     $    3,130,854     $      880,795
====================================================================================================================================



AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1999

                                                                    LAZ
                                                                 Retirement              LAZ
                                                                  Emerging           Retirement
                                                                   Markets            Small Cap
                                                                  Portfolio           Portfolio
--------------------------------------------------------------------------------------------------
Assets:
  Investment in shares of mutual funds, at market             $       419,979     $       945,346
==================================================================================================

Liabilities:
  Contract owner reserves                                     $       419,979     $       945,346
==================================================================================================

Investment Portfolio Information:
  Number of shares                                                     38,145              96,267
  Cost                                                        $       309,907     $       888,301
==================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999

                                                                               AN
                                                           AN                Money                AN                 AN
                                                         Growth              Market            Balanced        Equity Income
                                                        Portfolio          Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                    $        12,735     $       89,279      $     41,946     $         45,203
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                        (11,860)           (26,144)          (13,895)             (33,212)

------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $           875     $       63,135      $     28,051     $         11,991
------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain on investments               $        55,541     $           --      $      9,782     $         42,806
     Capital gains distributions from mutual funds              809                 --            95,638              299,859
     Net unrealized appreciation (depreciation)
        of investments during the period                    100,200                 --           (35,491)              71,426
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   on investments                                   $       156,550     $           --      $     69,929     $        414,091
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
    resulting from operations                       $       157,425     $       63,135      $     97,980     $        426,082
==============================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999

                                                        Fidelity            Fidelity          Fidelity          Fidelity
                                                          Asset              Index             Growth            Contra
                                                         Manager              500           Opportunities         Fund
                                                        Portfolio          Portfolio          Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                    $        24,909     $       30,158      $     14,799     $       8,758
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                        (13,175)           (66,661)          (29,532)          (38,578)

---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        $        11,734     $      (36,503)     $    (14,733)    $     (29,820)
---------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain on investments               $         7,247     $      117,279      $     32,208     $      81,922
     Capital gains distributions from mutual funds           31,552             20,464            27,667            64,222
     Net unrealized appreciation (depreciation)
        of investments during the period                     58,788            880,437            14,173           599,293
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   on investments                                   $        97,587     $    1,018,180      $     74,048     $     745,437
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations                       $       109,321     $      981,677      $     59,315     $     715,617
===========================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999

                                                          Fidelity
                                                            Asset                 TRP                   TRP                 TRP
                                                           Manager              Equity             International          Mid-Cap
                                                           Growth               Income                 Stock              Growth
                                                          Portfolio            Portfolio             Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                       $      12,056      $          54,676      $         7,174      $          --
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                          (8,608)               (33,966)             (18,214)           (18,313)

------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           $       3,448      $          20,710      $       (11,040)     $     (18,313)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain (loss) on investments           $       9,129      $         (16,215)     $        39,879      $     103,056
     Capital gains distributions from mutual funds            19,995                132,954               22,548             17,563
     Net unrealized appreciation
        of investments during the period                      71,233               (111,195)             423,938            221,020
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   on investments                                      $     100,357      $           5,544      $       486,365      $     341,639
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations                           $     103,805      $          26,254      $       475,325      $     323,326
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999

                                                                                  MFS                   MFS
                                                             TRP                Capital              Emerging               MFS
                                                           Limited           Opportunities            Growth             Research
                                                          Term Bond             Series                Series              Series
                                                          Portfolio            Portfolio             Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                       $      49,574      $              --      $            --      $       2,557
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                         (11,112)               (18,521)             (34,471)           (18,742)

------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           $      38,462      $         (18,521)     $       (34,471)     $     (16,185)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain (loss) on investments           $     (11,774)     $          92,966      $       109,086      $      44,341
     Capital gains distributions from mutual funds                --                  3,752                   --             13,511
     Net unrealized appreciation (depreciation)
        of investments during the period                     (30,121)               593,975            2,130,085            333,905
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                      $     (41,895)     $         690,693      $     2,239,171      $     391,757
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
    resulting from operations                          $      (3,433)     $         672,172      $     2,204,700      $     375,572
====================================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999

                                                          MFS                 VE               VE
                                                        Growth            Worldwide         Worldwide           FED
                                                       w/ Income             Hard           Emerging          Utility
                                                        Series              Assets           Markets          Fund II
                                                       Portfolio          Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                   $         6,088     $           --    $          --    $       7,587
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                       (23,469)              (360)          (5,733)          (5,446)

------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       $       (17,381)    $         (360)   $      (5,733)   $       2,141
------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain (loss) on investments       $        53,302     $       (3,104)   $      28,531    $         324
     Capital gains distributions from mutual funds           7,308                463               --           15,028
     Net unrealized appreciation (depreciation)
        of investments during the period                    72,477              8,193          343,111           (9,192)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   on investments                                  $       133,087     $        5,552    $     371,642    $       6,160
------------------------------------------------------------------------------------------------------------------------
Increase in net assets
    resulting from operations                      $       115,706     $        5,192    $     365,909    $       8,301
========================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999


                                                          FED                FED                                FED
                                                        Growth           Fund for US           FED            Equity
                                                      Strategies          Government        High Income       Income
                                                        Fund II          Securities II      Bond Fund II      Fund II
                                                       Portfolio          Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                   $            --     $       38,850    $     178,574    $      10,648
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                        (5,147)           (16,349)         (34,771)          (9,714)

------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       $        (5,147)    $       22,501    $     143,803    $         934
------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain (loss) on investments       $        43,572     $       (2,212)   $     (53,349)   $      44,492
     Capital gains distributions from mutual funds              --              7,639           15,309            8,627
     Net unrealized appreciation (depreciation)
        of investments during the period                   307,311            (70,116)        (111,608)          81,600
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                  $       350,883     $      (64,689)   $    (149,648)   $     134,719
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations                      $       345,736     $      (42,188)   $      (5,845)   $     135,653
========================================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1999


                                                               LAZ                 LAZ
                                                            Retirement          Retirement
                                                             Emerging             Small
                                                             Markets               Cap
                                                            Portfolio           Portfolio
-------------------------------------------------------------------------------------------------
Investment income
     Dividends from mutual funds                         $        1,176      $        1,487
Expenses
     Charges to contract owners for assuming
         mortality and expense risks                             (4,096)            (11,607)

-------------------------------------------------------------------------------------------------
Net investment (loss)                                    $       (2,920)     $      (10,120)
-------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments
     Net realized gain on investments                    $       31,250      $       17,362
     Capital gains distributions from mutual funds                   --              16,012
     Net unrealized appreciation
        of investments during the period                        109,349              17,475
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   on investments                                        $      140,599      $       50,849
-------------------------------------------------------------------------------------------------
Increase in net assets
    resulting from operations                            $      137,679      $       40,729
=================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999



                                                               AN Growth                    AN Money Market
                                                               Portfolio                       Portfolio
----------------------------------------------------------------------------------------------------------------
                                                          1999           1998            1999            1998
----------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income                               $      875      $    1,216    $     63,135    $     (5,673)
  Net realized gain (loss) on investments                 55,541             809              --              --
  Capital gains distributions from mutual funds              809          14,185              --              --
  Net unrealized appreciation (depreciation)
    of investments during the year                       100,200          48,248              --              --
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      resulting from operations                       $  157,425      $   64,458    $     63,135    $     (5,673)
----------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers               $  761,911      $  457,139    $  2,085,453    $  1,484,372
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                    (31,373)             --        (459,196)         (9,272)
----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from
      policy related transactions                     $  730,538      $  457,139    $  1,626,257    $  1,475,100
----------------------------------------------------------------------------------------------------------------
Total increase in net assets                          $  887,963      $  521,597    $  1,689,392    $  1,469,427

Net assets, beginning of period                          521,597              --       1,469,427              --
----------------------------------------------------------------------------------------------------------------
Net assets, end of period                             $1,409,560      $  521,597    $  3,158,819    $  1,469,427
================================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year                 442,903              --       1,432,629              --
    Purchase payments                                    941,364         453,751      32,536,955      23,990,552
    Policy withdrawals and charges                      (330,534)        (10,848)    (30,978,906)    (22,557,923)
----------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                     1,053,733         442,903       2,990,678       1,432,629
================================================================================================================
    Accumulation unit value                           $    1.338      $    1.178    $      1.056    $      1.026
================================================================================================================

                                                               AN Balanced                AN Equity Income
                                                                Portfolio                     Portfolio
----------------------------------------------------------------------------------------------------------------
                                                          1999             1998         1999          1998
----------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income                               $   28,051        $  9,332      $   11,991      $    8,262
  Net realized gain (loss) on investments                  9,782            (109)         42,806           5,282
  Capital gains distributions from mutual funds           95,638           9,694         299,859          21,947
  Net unrealized appreciation (depreciation)
    of investments during the year                       (35,491)         38,346          71,426          93,398
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      resulting from operations                       $   97,980        $ 57,263      $  426,082      $  128,889
----------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers               $  993,193        $502,720      $1,986,896      $1,376,485
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                    (16,253)        (15,520)       (216,257)        (12,969)
----------------------------------------------------------------------------------------------------------------
  Increase in net assets resulting from
    policy related transactions                       $  976,940        $487,200      $1,770,639      $1,363,516
----------------------------------------------------------------------------------------------------------------
Total increase in net assets                          $1,074,920        $544,463      $2,196,721      $1,492,405

Net assets, beginning of period                          544,463              --       1,492,405              --
----------------------------------------------------------------------------------------------------------------
Net assets, end of period                             $1,619,383        $544,463      $3,689,126      $1,492,405
================================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year                 496,647              --       1,311,739              --
    Purchase payments                                  1,000,713         527,099       2,102,055       1,428,370
    Policy withdrawals and charges                      (112,804)        (30,452)       (607,943)       (116,631)
----------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                     1,384,556         496,647       2,805,851       1,311,739
================================================================================================================
    Accumulation unit value                           $    1.170        $  1.096      $    1.315    $      1.138
================================================================================================================

                                                                                                              32

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999

                                                         FID Asset Manager          FID Index 500           FID Growth Opportunities
                                                            Portfolio                 Portfolio                   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                        1999          1998         1999        1998           1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                      $    11,734   $  (2,579)   $   (36,503) $   (11,203)   $   (14,733) $    (6,331)
  Net realized gain (loss) on investments                 7,247       2,652        117,279        4,736         32,208        2,971
  Capital gains distributions from mutual funds          31,552          59         20,464           38         27,667           28
  Net unrealized appreciation
   of investments during the year                        58,788      53,179        880,437      282,378         14,173      151,081
-----------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets
       resulting from operations                    $   109,321   $  53,311    $   981,677  $   275,949    $    59,315  $   147,749
-----------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers             $   713,617   $ 596,898    $ 4,906,036  $ 2,205,471    $ 1,920,035  $ 1,180,769
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                    (18,449)       (848)      (207,221)     (17,903)       (93,029)     (15,293)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
       policy related transactions                  $   695,168   $ 596,050    $ 4,698,815  $ 2,187,568    $ 1,827,006  $ 1,165,476
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                        $   804,489   $ 649,361    $ 5,680,492  $ 2,463,517    $ 1,886,321  $ 1,313,225

Net assets, beginning of period                         649,361          --      2,463,517           --      1,313,225           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                           $ 1,453,850   $ 649,361    $ 8,144,009  $ 2,463,517    $ 3,199,546  $ 1,313,225
===================================================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
     Contract owners
     Accumulation units beginning of year               574,144          --      1,961,720           --      1,048,341           --
     Purchase payments                                  654,113     651,201      4,272,532    2,130,086      1,811,669    1,323,095
     Policy withdrawals and charges                     (56,846)    (77,057)      (785,214)    (168,366)      (380,395)    (274,754)
-----------------------------------------------------------------------------------------------------------------------------------
     Accumulation units end of year                   1,171,411     574,144      5,449,038    1,961,720      2,479,615    1,048,341
===================================================================================================================================
     Accumulation unit value                        $     1.241   $   1.131    $     1.495  $     1.256    $     1.290  $     1.253
-----------------------------------------------------------------------------------------------------------------------------------

                                                               FID Contra Fund
                                                                 Portfolio
----------------------------------------------------------------------------------------
                                                              1999           1998
----------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                            $   (29,820)   $    (6,264)
  Net realized gain (loss) on investments                      81,922        (13,374)
  Capital gains distributions from mutual funds                64,222             --
  Net unrealized appreciation
   of investments during the year                             599,293        216,190
----------------------------------------------------------------------------------------
     Increase in net assets
       resulting from operations                          $   715,617    $   196,552
----------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                   $ 2,839,987    $ 1,360,247
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                         (233,191)       (21,338)
----------------------------------------------------------------------------------------
     Increase in net assets resulting from
       policy related transactions                        $ 2,606,796    $ 1,338,909
----------------------------------------------------------------------------------------
Total increase in net assets                              $ 3,322,413    $ 1,535,461

Net assets, beginning of period                             1,535,461             --
----------------------------------------------------------------------------------------
Net assets, end of period                                 $ 4,857,874    $ 1,535,461
========================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
     Contract owners
     Accumulation units beginning of year                   1,280,113             --
     Purchase payments                                      2,684,105      1,480,273
     Policy withdrawals and charges                          (664,231)      (200,160)
----------------------------------------------------------------------------------------
     Accumulation units end of year                         3,299,987      1,280,113
========================================================================================
     Accumulation unit value                              $     1.472    $     1.200
----------------------------------------------------------------------------------------

                                                                                      33

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999

                                                       FID ASSET MANAGER GROWTH          TRP EQUITY INCOME
                                                              PORTFOLIO                     PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                          1999          1998            1999         1998
------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                      $     3,448    $    (1,953)   $    20,710    $    10,386
  Net realized gain (loss) on investments                 9,129          3,377        (16,215)           438
  Capital gains distributions from mutual funds          19,995             49        132,954         46,181
  Net unrealized appreciation (depreciation)
   of investments during the year                        71,233         50,938       (111,195)        10,038
------------------------------------------------------------------------------------------------------------
    Increase in net assets
     resulting from operations                      $   103,805    $    52,411    $    26,254    $    67,043
------------------------------------------------------------------------------------------------------------

From policy related transactions:
  Purchase payments and other transfers             $   446,863    $   417,760    $ 1,555,407    $ 1,672,997
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                    (17,017)        (6,257)       (87,670)       (37,328)
------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                   $   429,846    $   411,503    $ 1,467,737    $ 1,635,669
------------------------------------------------------------------------------------------------------------

Total increase in net assets                        $   533,651    $   463,914    $ 1,493,991    $ 1,702,712

Net assets, beginning of period                         463,914             --      1,702,712             --
------------------------------------------------------------------------------------------------------------
Net assets, end of period                           $   997,565    $   463,914    $ 3,196,703    $ 1,702,712
============================================================================================================

Change in units outstanding:
  Deferred contracts in the accumulation period
   Contract owners
   Accumulation units beginning of year                 400,709             --      1,576,949             --
   Purchase payments                                    425,419        441,338      1,900,913      1,756,844
   Policy withdrawals and charges                       (69,334)       (40,629)      (587,991)      (179,895)
------------------------------------------------------------------------------------------------------------
   Accumulation units end of year                       756,794        400,709      2,889,871      1,576,949
============================================================================================================

   Accumulation unit value                          $     1.318    $     1.158    $     1.106    $     1.080
------------------------------------------------------------------------------------------------------------


                                                         TRP INTERNATIONAL STOCK         TRP MID-CAP GROWTH
                                                                PORTFOLIO                     PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                         1999           1998           1999            1998
------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                      $   (11,040)   $     7,018    $   (18,313)   $    (4,727)
  Net realized gain (loss) on investments                39,879        (19,455)       103,056        (20,242)
  Capital gains distributions from mutual funds          22,548          4,291         17,563         15,113
  Net unrealized appreciation (depreciation)
   of investments during the year                       423,938         69,707        221,020        131,236
------------------------------------------------------------------------------------------------------------
    Increase in net assets
     resulting from operations                      $   475,325         61,561    $   323,326    $   121,380
------------------------------------------------------------------------------------------------------------
From policy related transactions:
   Purchase payments and other transfers            $   620,613      1,035,914    $   613,366    $   985,435
   Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                  (211,654)       (20,382)      (252,068)       (11,778)
------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                   $   408,959    $ 1,015,532    $   361,298    $   973,657
------------------------------------------------------------------------------------------------------------

Total increase in net sales                         $   884,284    $ 1,077,093    $   684,624    $ 1,095,037

Net assets, beginning of period                       1,077,093             --      1,095,037             --
------------------------------------------------------------------------------------------------------------
Net assets, end of period                           $ 1,961,377    $ 1,077,093    $ 1,779,661    $ 1,095,037
============================================================================================================

Change in units outstanding:
  Deferred contracts in the accumulation period
   Contract owners
   Accumulation units beginning of year                 949,084             --        901,715             --
   Purchase payments                                    876,691      1,148,812        896,882      1,175,029
   Policy withdrawals and charges                      (513,634)      (199,728)      (599,637)      (273,314)
------------------------------------------------------------------------------------------------------------
Accumulation units end of year                        1,312,141        949,084      1,198,960        901,715
============================================================================================================
   Accumulation unit value                          $     1.495    $     1.135    $     1.484    $     1.214
------------------------------------------------------------------------------------------------------------

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999

                                                                                        MFS CAPITAL
                                                       TRP LIMITED TERM BOND         OPPORTUNITIES SERIES
                                                            PORTFOLIO                     PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                       1999          1998           1999           1998
----------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                    $    38,462    $     5,630    $   (18,521)   $    (2,362)
  Net realized gain (loss) on investments             (11,774)         2,043         92,966        (14,874)
  Capital gains distributions from mutual funds            --          4,160          3,752            722
  Net unrealized appreciation (depreciation)
    of investments during the year                    (30,121)           (44)       593,975        122,776
----------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        resulting from operations                 $    (3,433)   $    11,789    $   672,172    $   106,262
----------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers           $   522,110    $   643,628    $ 1,170,589    $   755,855
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                (157,803)        (5,750)      (207,570)        (5,645)
----------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
        policy related transactions               $   364,307    $   637,878    $   963,019    $   750,210
----------------------------------------------------------------------------------------------------------
Total increase in net assets                      $   360,874    $   649,667    $ 1,635,191    $   856,472

Net assets, beginning of period                       649,667             --        856,472             --
----------------------------------------------------------------------------------------------------------
Net assets, end of period                         $ 1,010,541    $   649,667    $ 2,491,663    $   856,472
==========================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year              619,170             --        754,320             --
    Purchase payments                                 802,591        723,406      1,174,892        855,724
    Policy withdrawals and charges                   (454,642)      (104,236)      (426,019)      (101,404)
----------------------------------------------------------------------------------------------------------
    Accumulation units end of year                    967,119        619,170      1,503,193        754,320
==========================================================================================================
    Accumulation unit value                       $     1.045    $     1.049    $     1.658    $     1.136
==========================================================================================================

                                                          MFS EMERGING
                                                          GROWTH SERIES             MFS RESEARCH SERIES
                                                            PORTFOLIO                     PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                       1999           1998           1999          1998
----------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                     $   (34,471)   $    (5,551)   $   (16,185) $    (3,384)
  Net realized gain (loss) on investments              109,086          2,592         44,341       (2,354)
  Capital gains distributions from mutual funds             --             70         13,511            17
  Net unrealized appreciation (depreciation)
    of investments during the year                   2,130,085        220,710        333,905        82,229
----------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        resulting from operations                  $ 2,204,700    $   217,821    $   375,572   $    76,508
----------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers            $ 2,127,867    $ 1,147,309    $   996,478   $   814,306
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                (155,482)        (6,448)       (50,428)        (7,171)
----------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
        policy related transactions               $ 1,972,385    $ 1,140,861    $   946,050    $   807,135
----------------------------------------------------------------------------------------------------------
Total increase in net assets                      $ 4,177,085    $ 1,358,682    $ 1,321,622    $   883,643

Net assets, beginning of period                     1,358,682             --        883,643             --
----------------------------------------------------------------------------------------------------------
Net assets, end of period                         $ 5,535,767    $ 1,358,682    $ 2,205,265    $   883,643
==========================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year            1,028,470           --          842,237           --
    Purchase payments                               1,661,424      1,071,081      1,233,593      1,068,683
    Policy withdrawals and charges                   (289,139)       (42,611)      (360,263)      (226,446)
----------------------------------------------------------------------------------------------------------
    Accumulation units end of year                  2,400,755      1,028,470      1,715,567        842,237
==========================================================================================================
    Accumulation unit value                       $     2.306    $     1.321    $     1.285    $     1.049
==========================================================================================================

                                                                                                          35

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999

                                                         MFS Growth w/ Income              VE Worldwide
                                                               Series                      Hard Assets
                                                              Portfolio                     Portfolio
------------------------------------------------------------------------------------------------------------
                                                         1999           1998           1999           1998
------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                       $  (17,381)    $   (4,393)      $   (360)      $   (200)
  Net realized gain (loss) on investments                53,302        (16,093)        (3,104)        (1,624)
  Capital gains distributions from mutual funds           7,308             --            463             --
  Net unrealized appreciation (depreciation)
   of investments during the year                        72,477        143,401          8,193         (4,478)
------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from operations                       $  115,706     $  122,915       $  5,192       $ (6,302)
------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers              $1,425,017     $1,051,172       $    467       $ 37,525
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                   (257,337)        (8,294)           (16)          (783)
------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from
     policy related transactions                     $1,167,680     $1,042,878      $     451       $ 36,742
------------------------------------------------------------------------------------------------------------
Total increase in net assets                         $1,283,386     $1,165,793      $   5,643       $ 30,440

Net assets, beginning of period                       1,165,793            --          30,440             --
------------------------------------------------------------------------------------------------------------
Net assets, end of period                            $2,449,179     $1,165,793      $  36,083       $ 30,440
============================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year              1,101,688             --         42,831             --
    Purchase payments                                 1,763,954      1,164,571         23,172         59,083
    Policy withdrawals and charges                     (669,313)       (62,883)       (23,504)       (16,252)
------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                    2,196,329      1,101,688         42,499         42,831
============================================================================================================
    Accumulation unit value                          $    1.115     $    1.058       $  0.849       $  0.711
------------------------------------------------------------------------------------------------------------

                                                              VE Worldwide
                                                            Emerging Markets           FED Utility Fund II
                                                               Portfolio                    Portfolio
-------------------------------------------------------------------------------------------------------------
                                                         1999            1998         1999            1998
-------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                        $  (5,733)      $   (991)     $   2,141       $   (633)
  Net realized gain (loss) on investments                28,531         (7,483)           324            554
  Capital gains distributions from mutual funds              --             --         15,028             --
  Net unrealized appreciation (depreciation)
   of investments during the year                       343,111         (6,268)        (9,192)        11,897
-------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from operations                        $ 365,909       $(14,742)     $   8,301       $ 11,818
-------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers               $ 307,975       $251,734      $ 318,623       $192,078
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                    (52,161)          (119)        (4,358)          (493)
-------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from
     policy related transactions                      $ 255,814       $251,615      $ 314,265       $191,585
-------------------------------------------------------------------------------------------------------------
Total increase in net assets                          $ 621,723       $236,873      $ 322,566       $203,403

Net assets, beginning of period                         236,873             --        203,403             --
-------------------------------------------------------------------------------------------------------------
Net assets, end of period                             $ 858,596       $236,873      $ 525,969       $203,403
=============================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year                344,775             --        192,160             --
    Purchase payments                                   504,499        401,549        430,275        201,258
    Policy withdrawals and charges                     (218,014)       (56,774)      (127,735)        (9,098)
-------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                      631,260        344,775        494,700        192,160
=============================================================================================================
    Accumulation unit value                           $   1.360       $  0.687      $   1.063       $  1.059
-------------------------------------------------------------------------------------------------------------

                                                                                                           36

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999

                                                              FED Growth                  FED Fund for US
                                                           Strategies Fund II       Government Securities II
                                                               Portfolio                   Portfolio
-------------------------------------------------------------------------------------------------------------
                                                         1999            1998         1999            1998
-------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                       $   (5,147)      $   (690)    $   22,501       $ (2,533)
  Net realized gain (loss) on investments                43,572           (127)        (2,212)           770
  Capital gains distributions from mutual funds              --             --          7,639             12
  Net unrealized appreciation (depreciation)
   of investments during the year                       307,311         15,786        (70,116)        16,645
-------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from operations                       $  345,736       $ 14,969     $  (42,188)      $ 14,894
-------------------------------------------------------------------------------------------------------------
From policy related transactions:
 Purchase payments and other transfers               $  744,680       $135,702     $  937,592       $767,103
 Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees                     (21,038)        (1,504)       (64,257)        (2,018)
-------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from
     policy related transactions                     $  723,642       $134,198     $  873,335       $765,085
-------------------------------------------------------------------------------------------------------------
Total increase in net assets                         $1,069,378       $149,167     $  831,147       $779,979

Net assets, beginning of period                         149,167             --        779,979             --
-------------------------------------------------------------------------------------------------------------
Net assets, end of period                            $1,218,545       $149,167     $1,611,126       $779,979
=============================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year                143,890             --        739,035             --
    Purchase payments                                   658,271        147,642      1,120,201        801,885
    Policy withdrawals and charges                     (111,836)        (3,752)      (303,111)       (62,850)
-------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                      690,325        143,890      1,556,125        739,035
=============================================================================================================
    Accumulation unit value                          $    1.765       $  1.037     $    1.035       $  1.055
-------------------------------------------------------------------------------------------------------------

                                                            FED High Income                  FED Equity
                                                             Bond Fund II                  Income Fund II
                                                               Portfolio                      Portfolio
--------------------------------------------------------------------------------------------------------------
                                                         1999            1998           1999            1998
--------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income (loss)                        $  143,803     $   (6,831)    $      934       $ (1,504)
  Net realized gain (loss) on investments                (53,349)        (2,994)        44,492            204
  Capital gains distributions from mutual funds           15,309             43          8,627             --
  Net unrealized appreciation (depreciation)
   of investments during the year                       (111,608)        21,878         81,600         49,519
--------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from operations                        $   (5,845)    $   12,096     $  135,653       $ 48,219
--------------------------------------------------------------------------------------------------------------
From policy related transactions:
 Purchase payments and other transfers                $1,549,754     $1,653,293     $  518,231       $416,700
 Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees                     (145,149)       (23,025)      (106,889)            --
--------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from
     policy related transactions                      $1,404,605     $1,630,268     $  411,342       $416,700
--------------------------------------------------------------------------------------------------------------
Total increase in net assets                          $1,398,760     $1,642,364     $  546,995       $464,919

Net assets, beginning of period                        1,642,364             --        464,919             --
--------------------------------------------------------------------------------------------------------------
Net assets, end of period                             $3,041,124     $1,642,364     $1,011,914       $464,919
==============================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
    Accumulation units beginning of year               1,641,013             --        402,944             --
    Purchase payments                                  2,308,454      2,085,469        510,740        463,298
    Policy withdrawals and charges                      (939,809)      (444,456)      (163,839)       (60,354)
--------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                     3,009,658      1,641,013        749,845        402,944
==============================================================================================================
    Accumulation unit value                           $    1.010     $    1.001     $    1.349       $  1.154
--------------------------------------------------------------------------------------------------------------

                                                                                                            37

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 1999

                                                         LAZ Retirement            LAZ Retirement
                                                        Emerging Markets             Small Cap
                                                           Portfolio                 Portfolio
----------------------------------------------------------------------------------------------------
                                                       1999         1998         1999         1998
----------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                        $  (2,920)   $     774    $ (10,120)   $  (3,829)
  Net realized gain (loss) on investments              31,250       (3,210)      17,362      (38,396)
  Capital gains distributions from mutual funds            --           --       16,012           --
  Net unrealized appreciation
   of investments during the year                     109,349          723       17,475       39,570
----------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
     resulting from operations                      $ 137,679    $  (1,713)   $  40,729    $  (2,655)
----------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers             $ 165,862    $ 226,450    $ 293,254    $ 840,970
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                 (108,299)          --     (207,533)     (19,419)
----------------------------------------------------------------------------------------------------
    Increase in net assets resulting from
     policy related transactions                    $  57,563    $ 226,450    $  85,721    $ 821,551
----------------------------------------------------------------------------------------------------
Total increase in net assets                        $ 195,242    $ 224,737    $ 126,450    $ 818,896

Net assets, beginning of period                       224,737           --      818,896           --
----------------------------------------------------------------------------------------------------
Net assets, end of period                           $ 419,979    $ 224,737    $ 945,346    $ 818,896
====================================================================================================
Change in units outstanding:
  Deferred contracts in the accumulation period
    Contract owners
      Accumulation units beginning of year            274,166           --      847,132           --
      Purchase payments                               245,953      293,885      692,597      989,130
      Policy withdrawals and charges                 (179,150)     (19,719)    (594,944)    (141,998)
----------------------------------------------------------------------------------------------------
      Accumulation units end of year                  340,969      274,166      944,785      847,132
====================================================================================================
  Accumulation unit value                           $   1.232    $   0.820    $   1.001    $   0.967
----------------------------------------------------------------------------------------------------

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the Wealthquest Variable Annuity II product. There are currently 26 subaccounts within the Separate Account. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds, the MFS Funds, the T. Rowe Price Funds, the Van Eck Funds, the Federated Funds or the Lazard Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

Investments ... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and Dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates ... The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2) SECURITY PURCHASES AND SALES

For the year ended December 31, 1999, the aggregate cost of purchases (including reinvestment of dividend distributions) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):



                                          Purchases                 Sales
--------------------------------------------------------------------------------
AN Growth Portfolio                        $  1,080              $    348
AN Money Market Portfolio                    18,886                17,197
AN Balanced Portfolio                         1,211                   110
AN Equity Income Portfolio                    2,485                   402
Fidelity Asset Manager                          844                   106
Fidelity Index 500                            5,343                   660
Fidelity Growth Opportunities                 2,167                   327
Fidelity ContraFund                           3,100                   459
Fidelity Asset Manager Growth                   524                    71
T. Rowe Price Equity Income                   2,173                   551
T. Rowe Price International Stock               875                   455
T. Rowe Price Mid-Cap Growth                  1,000                   673
T. Rowe Price Limited Term Bond                 795                   392
MFS Capital Opportunities Series              1,332                   384
MFS Emerging Growth Series                    2,270                   332
MFS Research Series                           1,309                   417
MFS Growth With Income Series                 1,626                   469
Van Eck WorldWide Hard Assets                    19                    19
Van Eck WorldWide Emerging Markets              408                   158
Federated Utility Fund II                       461                   130
Federated Growth Strategies Fund II             836                   118
Federated Fund for US Gov't Securities II     1,129                   280
Federated High Income Bond Fund II            2,455                   891
Federated Equity Income Fund II                 658                   237
Lazard Retirement Emerging Markets              224                   169
Lazard Retirement Small Cap                     520                   463
--------------------------------------------------------------------------------
Totals                                     $ 53,730              $ 25,818

(3) POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges ... Mortality risk and expense risk charges, at an effective annual rate of 1.15%, are assessed daily against the Separate Account's net asset value. This fee is assessed during both the accumulation period and the annuity period.

Monthly Administrative Charges ... American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee is $35 for Flexible Purchase Payment Annuity Contracts. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

Surrender Charge ... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis. For Flexible Purchase Payment Deferred

Annuities in the first policy year, the surrender charge is a maximum of 7% of the purchase payment withdrawn and grades down to zero in the eighth contract year after the purchase payment being withdrawn was made.

Transfer Charge ... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges ... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

Report of Independent Public Accountants


To the Stockholders and Board of Directors,

American National Insurance Company

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholders' equity and cash flows for the years then ended. These consolidated financial statements (pages 43 through 72) are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles in the United States.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

------------------------------------------------------------------------------------------------------------
                                                                                      1999           1998
------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
  Premiums
    Life.........................................................................  $  300,326     $  295,207
    Annuity......................................................................      41,704         45,079
    Accident and health..........................................................     396,072        393,602
  Property and casualty..........................................................     392,576        354,820
  Other policy revenues..........................................................     100,258        105,041
  Net investment income..........................................................     473,949        475,242
  Gain from sale of investments..................................................     149,061         49,768
  Other income...................................................................      35,668         25,906
------------------------------------------------------------------------------------------------------------
    Total revenues...............................................................   1,889,614      1,744,665
------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and other benefits:
    Life.........................................................................     218,109        217,122
    Annuity......................................................................      45,464         41,888
    Accident and health..........................................................     290,846        289,553
    Property and casualty........................................................     311,723        280,036
  Increase (decrease) in liability for future policy benefits:
    Life.........................................................................      15,546         13,304
    Annuity......................................................................       9,748         21,831
    Accident and health..........................................................       4,787           (262)
  Interest credited to policy account balances...................................     117,411        126,914
  Commissions for acquiring and servicing policies...............................     264,808        247,015
  Other operating costs and expenses.............................................     210,877        199,294
  Increase (decrease) in deferred policy acquisition costs, net of amortization..      (2,188)         9,795
  Taxes, licenses and fees.......................................................      33,744         32,334
------------------------------------------------------------------------------------------------------------
    Total benefits and expenses..................................................   1,520,875      1,478,824
------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF
UNCONSOLIDATED AFFILIATES AND FEDERAL INCOME TAXES...............................     368,739        265,841
------------------------------------------------------------------------------------------------------------
EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES..................................      19,942          8,048

GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES.................................     388,681        273,889
------------------------------------------------------------------------------------------------------------
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
    Current......................................................................     132,128         77,707
    Deferred.....................................................................     (10,060)        (1,216)
------------------------------------------------------------------------------------------------------------
NET INCOME.......................................................................  $  266,613     $  197,398
============================================================================================================
NET INCOME PER COMMON SHARE - BASIC AND DILUTED..................................  $    10.07     $     7.45
============================================================================================================

See accompanying notes to consolidated financial statements

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)
-------------------------------------------------------------------------------------------------
                                                                              DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                          1999           1998
-------------------------------------------------------------------------------------------------
ASSETS
  Investments, other than investments in unconsolidated affiliates
    Debt securities:
      Bonds held-to-maturity, at amortized cost....................... $ 3,636,786    $ 3,565,974
      Bonds available-for-sale, at market.............................     838,161        720,818
    Marketable equity securities, at market:
      Preferred stocks................................................      39,752         41,664
      Common stocks...................................................     963,337      1,051,926
    Mortgage loans on real estate.....................................   1,033,330      1,025,683
    Policy loans......................................................     293,287        296,109
    Investment real estate, net of
     accumulated depreciation of $110,658 and $109,415................     251,529        238,714
    Short-term investments............................................      95,352         90,368
    Other invested assets.............................................     102,001        112,207
-------------------------------------------------------------------------------------------------
      Total investments...............................................   7,253,535      7,143,463
  Cash................................................................      14,376         22,228
  Investments in unconsolidated affiliates............................     119,372        120,098
  Accrued investment income...........................................     110,161        104,405
  Reinsurance ceded receivables.......................................     104,216         65,667
  Prepaid reinsurance premiums........................................     194,969        171,116
  Premiums due and other receivables..................................      96,703         91,518
  Deferred policy acquisition costs...................................     758,796        731,703
  Property and equipment, net.........................................      50,132         40,860
  Other assets........................................................     103,443         94,302
  Separate account assets.............................................     284,823        230,292
-------------------------------------------------------------------------------------------------
      TOTAL ASSETS.................................................... $ 9,090,526    $ 8,815,652
=================================================================================================
LIABILITIES
  Policyholder funds
    Future policy benefits:
      Life............................................................ $ 1,872,066    $ 1,853,759
      Annuity.........................................................     186,650        175,637
      Accident and health.............................................      64,901         60,113
    Policy account balances...........................................   2,283,428      2,324,310
    Policy and contract claims........................................     403,984        359,953
    Other policyholder funds..........................................     557,103        510,130
-------------------------------------------------------------------------------------------------
      Total policyholder liabilities..................................   5,368,132      5,283,902
  Current federal income taxes........................................       9,218        (20,515)
  Deferred federal income taxes.......................................     221,341        259,243
  Other liabilities...................................................     143,866        148,118
  Separate account liabilities........................................     284,823        230,292
-------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES...............................................   6,027,380      5,901,040
-------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
  Capital stock.......................................................      30,832         30,832
  Additional paid-in capital..........................................         211            211
  Accumulated other comprehensive income..............................     254,820        299,176
  Retained earnings...................................................   2,880,010      2,687,120
  Treasury stock, at cost.............................................    (102,727)      (102,727)
-------------------------------------------------------------------------------------------------
      TOTAL STOCKHOLDERS' EQUITY......................................   3,063,146      2,914,612
-------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY...................... $ 9,090,526    $ 8,815,652
=================================================================================================
See accompanying notes to consolidated financial statements~
                                                                                               44

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
--------------------------------------------------------------------------------

                                                                    Accumulated
                                                       Additional     Other
                                           Capital     Paid-In    Comprehensive   Retained     Treasury
                                           Stock       Capital        Income      Earnings      Stock         Total
------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1997              $   30,832    $      211    $  215,883   $ 2,561,218  $ (102,727)   $2,705,417

  Comprehensive income
    (net of taxes):
    Net income                                                                      197,398                   197,398
    Change in unrealized gains
      on marketable securities                                         83,293                                  83,293
------------------------------------------------------------------------------------------------------------------------
        Comprehensive income                                                                                  280,691

  Dividends to stockholders
     ($2.70 per share)                                                              (71,496)                  (71,496)

BALANCE DECEMBER 31, 1998              $   30,832    $      211    $  299,176   $ 2,687,120  $ (102,727)   $2,914,612

  Comprehensive income (net of taxes):
    Net income                                                                      266,613                   266,613
    Change in unrealized gains
      on marketable securities                                        (44,328)                                (44,328)
    Foreign exchange adjustments                                          (28)                                    (28)
------------------------------------------------------------------------------------------------------------------------
        Comprehensive income                                                                                  222,257

  Dividends to stockholders
    ($2.78 per share)                                                               (73,723)                  (73,723)
------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1999              $   30,832    $      211    $  254,820   $ 2,880,010  $ (102,727)   $3,063,146
========================================================================================================================

See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
------------------------------------------------------------------------------------------------------------------

                                                                                           1999          1998
------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Net income                                                                             $ 266,613    $ 197,398
  Adjustments to reconcile net income to net cash provided by operating activities:
     Increase in liabilities for policyholders' funds...................................   125,112      120,343
     Charges to policy account balances.................................................  (101,739)    (105,111)
     Interest credited to policy account balances.......................................   117,411      126,914
     Deferral of policy acquisition costs...............................................  (141,450)    (140,707)
     Amortization of deferred policy acquisition costs..................................   135,385      149,116
     Deferred federal income tax benefit................................................   (10,060)      (1,216)
     Depreciation.......................................................................    19,598       17,351
     Accrual and amortization of discounts and premiums.................................   (15,183)     (13,993)
     Gain from sale of investments......................................................  (149,061)     (49,768)
     Equity in earnings of unconsolidated affiliates....................................   (19,942)      (8,048)
     Increase in premiums receivable....................................................    (5,185)      (7,243)
     Increase in accrued investment income..............................................    (5,756)      (2,044)
     Capitalization of interest on policy and mortgage loans............................   (17,099)     (15,365)
     Other changes, net.................................................................   (25,883)     (98,634)
------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities.......................................   172,761      168,993
------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Proceeds from sale or maturity of investments:
     Bonds..............................................................................   257,398      316,067
     Stocks.............................................................................   374,615      247,951
     Real estate........................................................................    32,921       33,186
     Other invested assets..............................................................    96,670          171
  Principal payments received on:
     Mortgage loans.....................................................................   176,394      154,333
     Policy loans.......................................................................    37,594       42,093
  Purchases of investments:
     Bonds..............................................................................  (508,205)    (373,401)
     Stocks.............................................................................  (160,465)    (237,868)
     Real estate........................................................................   (29,124)      (7,462)
     Mortgage loans.....................................................................  (146,513)     (35,420)
     Policy loans.......................................................................   (22,461)     (24,034)
     Other invested assets..............................................................  (137,683)     (79,081)
  Decrease (increase) in short-term investments, net....................................    (4,984)      36,418
  Increase (decrease) in investment in unconsolidated affiliates, net...................       726      (19,210)
  Increase in property and equipment, net...............................................   (17,219)     (14,188)
------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) investing activities.............................   (50,336)      39,555
------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Policyholders' deposits to policy account balances....................................   309,885      289,654
  Policyholders' withdrawals from policy account balances...............................  (366,439)    (409,975)
  Dividends to stockholders.............................................................   (73,723)     (71,496)
------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities...........................................  (130,277)    (191,817)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH.........................................................    (7,852)      16,731
  Cash:
     Beginning of the year..............................................................    22,228        5,497
------------------------------------------------------------------------------------------------------------------
     End of the year.................................................................... $  14,376    $  22,228
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

(1) NATURE OF OPERATIONS

American National Insurance Company (American National) is a multiple line insurance company offering a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through its subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. With the exception of New York, business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

American National's insurance subsidiaries are American National Life Insurance Company of Texas (ANTEX), Garden State Life Insurance Company, Standard Life and Accident Insurance Company, American National Property and Casualty Company (ANPAC), American National General Insurance Company (ANGIC), American National Lloyds Insurance Company (ANPAC Lloyds) and American National de Mexico. The major non-insurance subsidiaries are Securities Management and Research, Inc., Comprehensive Investment Services, Inc., Alternative Benefit Management, Inc., ANTAC, Inc. and ANREM Corporation. As part of its investment portfolio, American National also owns interests in unconsolidated affiliates, primarily real estate and equity fund joint ventures and partnerships.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

Principles of consolidation and basis of presentation--The consolidated financial statements include the accounts of American National Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) which, for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 14.)

Certain reclassifications have been made to the 1998 financial information to conform to the 1999 presentation.

Use of estimates--The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Recent Accounting Pronouncements

Reporting comprehensive income--Effective January 1, 1998, American National adopted FAS No. 130, "Reporting Comprehensive Income." This statement establishes standards for presenting comprehensive income and its components prominently in the financial statements.

American National has elected to display comprehensive income as part of the consolidated statements of changes in stockholders' equity. Additional information regarding the components of comprehensive income is reported in
Note 11.

Disclosures about segments of an enterprise and related information--Effective January 1, 1998, American National adopted FAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement establishes standards for presenting information about operating segments in financial statements. The statement requires disclosure of information on operating segments that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. It also establishes standards for related disclosures about products and services, geographic areas and major customers. The adoption of this standard had no effect on American National's financial position or results from operations. The segment disclosures are presented in Note 13.

Pension and other postretirement benefit disclosures--As of December 31, 1998, American National adopted FAS No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits." This statement establishes revised standards for disclosures about pensions and other postretirement benefit plans. The adoption of this new standard had no effect on American National's financial position or results from operations. The retirement benefits disclosures are presented in
Note 15.

Accounting for derivative instruments--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137, is effective for all quarters of all fiscal years beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value.

American National intends to adopt FAS No. 133, as amended, on January 1, 2001. Management believes that the adoption of FAS No. 133 will not have a significant effect on American National's financial position or results from operations.

Investments

Debt securities--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

Bonds held as available-for-sale are carried at market.

Preferred stocks--All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks--All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Mortgage loans--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.

Policy loans--Policy loans are carried at cost.

Investment real estate--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is measured over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments--Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances and impairments--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Cash and cash equivalents

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment

These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is measured using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities

Deferred policy acquisition costs--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future policy issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges. In the near term, it is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

Recognition of premium revenue and policy benefits

Traditional ordinary life and health--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the premiums received plus accumulated interest less applicable accumulated administrative fees. It is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

Universal life and single premium whole life--Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid, and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 1999. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies--The allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.6% of the life insurance in force at December 31, 1999 and 5.5% of life premiums in 1999.

Federal income taxes

American National and all but one of its subsidiaries will file a consolidated life/non-life federal income tax return for 1999. Alternative Benefit Management, Inc. files a separate return.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Separate account assets and liabilities

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

(3) INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

                                                             Gross        Gross       Estimated
                                               Amortized   Unrealized   Unrealized      Market
December 31, 1999:                               Cost        Gains       Losses         Value
------------------------------------------------------------------------------------------------
Debt securities
  Bonds held-to-maturity:
    U. S. Government and agencies............ $  141,247   $      286   $   (1,891)   $  139,642
    States, and political subdivisions.......     44,624           52       (3,858)       40,818
    Foreign governments......................    107,250        1,279         (636)      107,893
    Public utilities.........................  1,126,456        4,833      (29,482)    1,101,807
    All other corporate bonds................  2,118,267       11,476      (70,222)    2,059,521
    Mortgage-backed securities...............     98,942        3,570          (70)      102,442
------------------------------------------------------------------------------------------------
      Total bonds held-to-maturity...........  3,636,786       21,496     (106,159)    3,552,123
------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies............     54,506         --           (651)       53,855
    States, and political subdivisions.......     38,538         --         (3,836)       34,702
    Foreign governments......................     27,469        1,023          (15)       28,477
    Public utilities.........................    184,126        1,728       (2,298)      183,556
    All other corporate bonds................    552,529        5,477      (20,435)      537,571
------------------------------------------------------------------------------------------------
      Total bonds available-for-sale.........    857,168        8,228      (27,235)      838,161
------------------------------------------------------------------------------------------------
  Total debt securities......................  4,493,954       29,724     (133,394)    4,390,284
------------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock............................     39,145        1,287         (680)       39,752
  Common stock...............................    551,064      413,522       (1,249)      963,337
------------------------------------------------------------------------------------------------
  Total marketable equity securities.........    590,209      414,809       (1,929)    1,003,089
------------------------------------------------------------------------------------------------
Total investments in securities.............. $5,084,163   $  444,533   $ (135,323)   $5,393,373
================================================================================================


                                                                                              52

                                                         GROSS       GROSS        ESTIMATED
                                           AMORTIZED    UNREALIZED UNREALIZED       MARKET
DECEMBER 31, 1998:                            COST       GAINS       LOSSES         VALUE
--------------------------------------------------------------------------------------------
Debt securities
  Bonds held-to-maturity:
    U. S. Government and agencies........ $  166,206   $    5,503   $     --      $  171,709
    States, and political subdivisions...     39,427          692          (24)       40,095
    Foreign governments..................    106,924        9,436         --         116,360
    Public utilities.....................  1,210,677       73,784         (135)    1,284,326
    All other corporate bonds............  1,914,950      132,731         (491)    2,047,190
    Mortgage-backed securities...........    127,790        8,344           (1)      136,133
--------------------------------------------------------------------------------------------
      Total bonds held-to-maturity.......  3,565,974      230,490         (651)    3,795,813
--------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies........     71,579        1,368         --          72,947
    Foreign governments..................     42,780        4,758         --          47,538
    Public utilities.....................    230,534       16,738         --         247,272
    All other corporate bonds............    328,132       25,310         (381)      353,061
--------------------------------------------------------------------------------------------
      Total bonds available-for-sale.....    673,025       48,174         (381)      720,818
--------------------------------------------------------------------------------------------
  Total debt securities..................  4,238,999      278,664       (1,032)    4,516,631
--------------------------------------------------------------------------------------------
Marketable equity securities:
    Preferred stock......................     39,264        2,427          (27)       41,664
    Common stock.........................    619,197      473,099      (40,370)    1,051,926
--------------------------------------------------------------------------------------------
    Total marketable equity securities...    658,461      475,526      (40,397)    1,093,590
--------------------------------------------------------------------------------------------
Total investments in securities.......... $4,897,460   $  754,190   $  (41,429)   $5,610,221
============================================================================================

DEBT SECURITIES--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 1999, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           BONDS HELD-TO-MATURITY   BONDS AVAILABLE-FOR-SALE
--------------------------------------------------------------------------------------------
                                                         ESTIMATED                ESTIMATED
                                           AMORTIZED      MARKET      AMORTIZED    MARKET
                                              COST        VALUE         COST        VALUE
--------------------------------------------------------------------------------------------
Due in one year or less.................  $   56,902   $   57,441   $       --    $       --
Due after one year through five years...     963,942      958,745      319,676       322,278
Due after five years through ten years..   2,470,818    2,391,315      485,431       468,007
Due after ten years.....................      46,182       42,180       52,061        47,876
--------------------------------------------------------------------------------------------
                                           3,537,844    3,449,681      857,168       838,161
Without single maturity date............      98,942      102,442           --            --
--------------------------------------------------------------------------------------------
                                          $3,636,786   $3,552,123   $  857,168    $  838,161
============================================================================================

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $466,899,000 for 1999. Gross gains of $148,762,000 and gross losses of $6,043,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $33,813,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net gain from the sale of these bonds was $5,314,000.

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) totaled $317,556,000 for 1998. Gross gains of $71,935,000 and gross losses of $36,975,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities are $40,454,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net gain from the sale of these bonds was $1,073,000.

Bonds were called or otherwise redeemed by the issuers during 1999, which resulted in proceeds of $163,596,000 from the disposal. Gross gains of $688,000 were realized on those disposals. Bonds were called by the issuers during 1998, which resulted in proceeds of $89,205,000 from the disposal. Gross gains of $747,000 were realized on those disposals.

All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $137,222,000 and $160,912,000 for 1999 and 1998, respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                                       1999         1998
--------------------------------------------------------------------------
Bonds available-for-sale ........................   $ (66,800)   $  10,482
Preferred stocks ................................      (1,793)         969
Common stocks ...................................     (20,456)     124,921
Amortization of deferred policy acquisition costs      21,028       (8,229)
--------------------------------------------------------------------------
                                                      (68,021)     128,143
Provision for federal income taxes ..............      23,693      (44,850)
--------------------------------------------------------------------------
                                                    $ (44,328)   $  83,293
==========================================================================

Mortgage loans--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 1999, mortgage loans have both fixed rates from 5.75% to 12.25% and variable rates from 6.39% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 5 to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,033,330,000 and $1,025,683,000 at December 31, 1999
and 1998, respectively. Problem loans, on which valuation allowances were established, totaled $41,446,000 and $43,049,000 at December 31, 1999 and 1998,
respectively.

Policy loans--All of the Company's policy loans carried interest rates ranging from 5% to 8% at December 31, 1999.

Investment income and realized gains (losses)--Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                                           GAINS (LOSSES) FROM
                                                 INVESTMENT INCOME      DISPOSALS OF INVESTMENTS
------------------------------------------------------------------------------------------------
                                                 1999         1998          1999         1998
------------------------------------------------------------------------------------------------
Bonds .....................................   $ 318,898    $ 317,481    $  (5,327)   $   2,614
Preferred stocks ..........................       2,599        2,584       (1,212)           1
Common stocks .............................      16,284       16,774      149,946       33,092
Mortgage loans ............................      98,111       97,871        1,206        1,248
Real estate ...............................      65,027       80,138        6,417        1,338
Other invested assets .....................      36,819       29,123        2,793         (564)
Investment in unconsolidated affiliates ...        --           --           --             29
----------------------------------------------------------------------------------------------
                                                537,738      543,971      153,823       37,758
----------------------------------------------------------------------------------------------
Investment expenses .......................     (63,789)     (68,729)        --           --
Decrease (increase) in valuation allowances        --           --         (4,762)      12,010
----------------------------------------------------------------------------------------------
                                              $ 473,949    $ 475,242    $ 149,061    $  49,768
==============================================================================================

(4) OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

To ensure a well-diversified investment portfolio, American National employs a strategy to invest funds at the highest possible rate of return commensurate with sound and prudent underwriting practices.

BONDS:

American National's bond portfolio is of high investment quality and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                                         1999  1998
---------------------------------------------------
AAA....................................   8%     9%
AA ....................................  14%    14%
A .....................................  57%    55%
BBB and below..........................  21%    22%
---------------------------------------------------
                                        100%   100%
===================================================

COMMON STOCK:

American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                                                                1999   1998
---------------------------------------------------------------------------
Basic materials.............................................      4%     4%
Capital goods ..............................................      7%     7%
Consumer goods..............................................     20%    18%
Energy .....................................................      7%     5%
Finance ....................................................     10%    11%
Technology .................................................     24%    16%
Health care ................................................     10%    24%
Miscellaneous ..............................................     12%    10%
Mutual funds ...............................................      6%     5%
---------------------------------------------------------------------------
                                                                100%   100%
===========================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                                            MORTGAGE    INVESTMENT
                                             LOANS      REAL ESTATE
-------------------------------------------------------------------
                                          1999   1998   1999   1998
-------------------------------------------------------------------
Office buildings.......................    17%    21%    15%    19%
Shopping centers.......................    52%    56%    42%    41%
Commercial ............................     4%     3%     5%     7%
Apartments ............................     1%     1%     3%     3%
Hotels/motels .........................     6%     3%    13%    16%
Industrial ............................    16%    13%    21%    13%
Other .................................     4%     3%     1%     1%
-------------------------------------------------------------------
                                          100%   100%   100%   100%
===================================================================

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                                            MORTGAGE   INVESTMENT
                                             LOANS     REAL ESTATE
-------------------------------------------------------------------
                                          1999   1998  1999   1998
-------------------------------------------------------------------
New England ...........................     9%     9%   --     --
Middle Atlantic .......................    16%    13%   --     --
East North Central.....................    10%    12%    18%    11%
West North Central.....................     3%     3%    17%     9%
South Atlantic ........................    19%    19%     7%     8%
East South Central.....................     1%     1%    13%    15%
West South Central.....................    25%    21%    36%    42%
Mountain ..............................     7%     9%     3%     7%
Pacific ...............................    10%    13%     6%     8%
-------------------------------------------------------------------
                                          100%   100%   100%   100%
===================================================================

For discussion of other off-balance sheet risks, see Note 5.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

DEBT SECURITIES:

The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:

Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:

The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:

The carrying amount for policy loans approximates their market value.

SHORT-TERM INVESTMENTS:

The carrying amount for short-term investments approximates their market value.

INVESTMENT CONTRACTS:

The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

INVESTMENT COMMITMENTS:

American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 1999 or 1998.

VALUES:

The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands):

                                           1999                      1998
-----------------------------------------------------------------------------------
                                               ESTIMATED                  ESTIMATED
                                   CARRYING      MARKET       CARRYING      MARKET
                                    AMOUNT       VALUE         AMOUNT       VALUE
-----------------------------------------------------------------------------------
Financial assets:
 Bonds:
  Held-to-maturity ............   $3,636,786   $3,552,123   $3,565,974   $3,795,813
  Available-for-sale ..........      838,161      838,161      720,818      720,818
  Preferred stock .............       39,752       39,752       41,664       41,664
  Common stock ................      963,337      963,337    1,051,926    1,051,926
  Mortgage loans on real estate    1,033,330    1,044,146    1,025,683    1,158,033
  Policy loans ................      293,287      293,287      296,109      296,109
  Short-term investments ......       95,352       95,352       90,368       90,368
Financial liabilities:
  Investment contracts ........    1,639,348    1,639,348    1,736,223    1,736,223
-----------------------------------------------------------------------------------

(6) DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 1999 and 1998, are summarized as follows (in thousands):

                                             LIFE         ACCIDENT        PROPERTY &
                                          & ANNUITY       & HEALTH         CASUALTY       TOTAL
-------------------------------------------------------------------------------------------------
Balance at December 31, 1997 .......     $   633,339    $   105,174    $     9,828    $   748,341
-------------------------------------------------------------------------------------------------
  Additions ..........................        87,660         25,897         25,764        139,321
  Amortization .......................       (98,017)       (26,940)       (24,159)      (149,116)
  Effect of change in unrealized gains
   on available-for-sale securities ..        (8,229)          --             --           (8,229)
-------------------------------------------------------------------------------------------------
  Net change .........................       (18,586)        (1,043)         1,605        (18,024)
  Acquisitions .......................           782            604           --            1,386
-------------------------------------------------------------------------------------------------
Balance at December 31, 1998 .........       615,535        104,735         11,433        731,703
-------------------------------------------------------------------------------------------------
  Additions ..........................        82,708         25,315         29,550        137,573
  Amortization .......................       (87,701)       (21,263)       (26,421)      (135,385)
  Effect of change in unrealized gains
   on available-for-sale securities ..        21,028           --             --           21,028
-------------------------------------------------------------------------------------------------
  Net change .........................        16,035          4,052          3,129         23,216
  Acquisitions .......................         3,652            225           --            3,877
-------------------------------------------------------------------------------------------------
Balance at December 31, 1999 .........   $   635,222    $   109,012    $    14,562    $   758,796
=================================================================================================
1999 premiums ........................   $   342,030    $   396,072    $   392,576    $ 1,130,678
=================================================================================================
1998 premiums ........................   $   340,286    $   393,602    $   354,820    $ 1,088,708
=================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

(7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

Life insurance:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

                                                                                                            PERCENTAGE OF
                                                                                                            FUTURE POLICY
POLICY ISSUE                                        INTEREST                                                  BENEFITS
YEAR                                                  RATE                                                    SO VALUED
-----------------------------------------------------------------------------------------------------------------------
ORDINARY--
1996-1999             7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter      3%
1981-1995             8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter         18%
1976-1981             7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter         15%
1972-1975             6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter          6%
1969-1971             6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter        5%
1962-1968             4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter      9%
1948-1961             4% for years 1 through 5,graded to 3.5% at the end of year 10, and level thereafter         9%
1947 and prior        Statutory rates of 3% or 3.5%                                                               1%

INDUSTRIAL--
1948-1967             4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter        4%
1947 and prior        Statutory rates of 3%                                                                       4%

UNIVERSAL LIFE        Future policy benefits for universal life are equal to the current account value           26%
--------------------------------------------------------------------------------------------------------------------
                                                                                                                100%
====================================================================================================================

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

ANNUITIES:

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Policy account balances for interest-sensitive annuities are equal to the current gross account balance. Mortality and withdrawal assumptions are based on American National's experience.

HEALTH INSURANCE:

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):
                                     1999         1998
--------------------------------------------------------
Balance at January 1 ..........   $ 266,832    $ 247,564
  Less reinsurance recoverables          11        2,567
--------------------------------------------------------
Net balance at January 1 ......     266,821      244,997
--------------------------------------------------------
Incurred related to:
  Current year ................     654,222      598,379
  Prior years .................     (16,322)      (6,324)
--------------------------------------------------------
Total incurred ................     637,900      592,055
--------------------------------------------------------
Paid related to:
  Current year ................     457,279      411,352
  Prior years .................     169,292      158,879
--------------------------------------------------------
Total paid ....................     626,571      570,231
--------------------------------------------------------
Net balance at December 31 ....     278,150      266,821
  Plus reinsurance recoverables       3,988           11
--------------------------------------------------------
Balance at December 31 ........   $ 282,138    $ 266,832
========================================================

The balances at December 31 are included in policy and contract claims on the consolidated statements of financial position.

(9) REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.

The companies remain contingently liable with respect to any reinsurance ceded, and would become actually liable if the assuming companies were unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, the company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 1999, amounts recoverable from reinsurers with a carrying value of $90,399,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. The company holds collateral related to these credit reinsurers totaling $70,918,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 120 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                                        1999           1998
------------------------------------------------------------------------------
Direct premiums .................................   $ 1,268,129    $ 1,201,189
Reinsurance premiums assumed from other companies       110,180         42,403
Reinsurance premiums ceded to other companies ...      (247,631)      (154,884)
------------------------------------------------------------------------------
Net premiums ....................................   $ 1,130,678    $ 1,088,708
==============================================================================
Reinsurance recoveries ..........................   $   162,863    $    88,240
==============================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):
                                                    1999               1998
-----------------------------------------------------------------------------
Direct life insurance in force ...............   $ 46,156,190    $ 44,134,974
Reinsurance risks assumed from other companies        797,059         713,200
-----------------------------------------------------------------------------
Total life insurance in force ................     46,953,249      44,848,174
Reinsurance risks ceded to other companies ...     (9,629,707)     (7,965,042)
-----------------------------------------------------------------------------
Net life insurance in force ..................   $ 37,323,542    $ 36,883,132
=============================================================================

(10) FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                              1999              1998
-------------------------------------------------------------------------
                                       Amount      Rate   Amount    Rate
-------------------------------------------------------------------------
Income tax on pre-tax income ....   $ 136,038    35.00 % $95,861    35.00 %
Tax-exempt investment income ....      (1,691)   (0.44)     (971)   (0.35)
Dividend exclusion ..............      (3,414)   (0.88)   (5,044)   (1.84)
Exempted losses on sale of assets      (4,470)   (1.15)   (9,856)   (3.60)
Miscellaneous tax credits, net ..      (1,467)   (0.38)   (1,467)   (0.54)
Other items, net ................      (2,928)   (0.75)   (2,032)   (0.74)
-------------------------------------------------------------------------
                                    $ 122,068    31.40 % $76,491    27.93 %
=========================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and December 31, 1998 are as follows (in thousands):

                                                                        1999         1998
--------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
    Investment in bonds, real estate and other invested assets,
     principally due to investment valuation allowances ...........   $  17,750    $  10,656
    Policyowner funds, principally due to policy reserve discount        87,650       78,279
    Policyowner funds, principally due to unearned premium reserve       11,219       10,020
    Other assets ..................................................       4,689        2,649
--------------------------------------------------------------------------------------------
  Total gross deferred tax assets .................................     121,308      101,604
    Less valuation allowance ......................................      (3,000)      (3,000)
--------------------------------------------------------------------------------------------
  Net deferred tax assets .........................................   $ 118,308    $  98,604
--------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
    Marketable equity securities, principally due to
     net unrealized gains on stock ................................   $(131,347)   $(151,396)
    Investment in bonds, principally due to
     accrual of discount on bonds .................................     (20,941)     (17,390)
    Deferred policy acquisition costs, due to
     difference between GAAP and tax ..............................    (184,217)    (177,057)
    Property, plant and equipment, principally due to
     difference between GAAP and tax depreciation methods .........      (3,144)     (12,004)
--------------------------------------------------------------------------------------------
  Net deferred tax liabilities ....................................    (339,649)    (357,847)
--------------------------------------------------------------------------------------------
Total deferred tax ................................................   $(221,341)   $(259,243)
============================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1998 and December 31, 1999, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $108,060,000 and $111,465,000 were paid to the Internal Revenue Service in 1999 and 1998, respectively. The statute of limitations for the examination of federal income tax returns through 1995 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1995. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(11) COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities, unrealized gains on deferred acquisition costs and foreign exchange adjustments.

The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as follows:

                                          BEFORE       FEDERAL      NET OF
                                         FEDERAL     INCOME TAX     FEDERAL
                                          INCOME       EXPENSE      INCOME
                                           TAX        (BENEFIT)       TAX
---------------------------------------------------------------------------
DECEMBER 31, 1999
Unrealized gains .....................   $  80,700    $  28,359    $  52,341
Less: reclassification adjustment for
 gains realized in net income ........    (148,721)     (52,052)     (96,669)
----------------------------------------------------------------------------
Net unrealized loss component of
 comprehensive income ................   $ (68,021)   $ (23,693)   $ (44,328)
============================================================================
DECEMBER 31, 1998
Unrealized gains .....................   $ 163,103    $  57,086    $ 106,017
Less: reclassification adjustment for
 gains realized in net income ........     (34,960)     (12,236)     (22,724)
----------------------------------------------------------------------------
Net unrealized gains component of
 comprehensive income ................   $ 128,143    $  44,850    $  83,293
============================================================================

(12) COMMON STOCK AND EARNINGS PER SHARE

American National has only one class of common stock and no preferred stock. At December 31, 1999 and 1998, American National had 50,000,000 authorized shares of $1.00 par value common stock with 30,832,449 shares issued. At December 31, 1999, treasury shares were 4,274,284, restricted shares were 79,000 and unrestricted shares outstanding were 26,479,165. At December 31, 1998 there were no restricted shares, treasury shares were 4,353,284; and total outstanding shares were 26,479,165.

Stock-Based Compensation--During 1999, American National's stockholders approved the "1999 Stock and Incentive Plan." Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year. Subsequent to the close of 1999, the plan was amended to adjust the grant price of awards made during 1999.

On August 1, 1999, American National granted Stock Appreciation Rights (SAR) on 81,500 shares to selected officers. These SARs were granted at a stated price of $70.50 per share (subsequently amended in 2000 to $57 per share), vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. None of these SARs were exercisable during 1999, none of them terminated, and all were outstanding at the end of the year.

Also, on August 1, 1999, American National granted Restricted Stock Awards to directors and consultants. A total of 79,000 shares were granted, with 19,000 granted at an exercise price of $70.50 per share (subsequently amended in 2000 to $57 per share), and 60,000 granted at an exercise price of zero. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. All of the Restricted Stock was outstanding at the end of the year.

American National uses a Black-Scholes option pricing model to calculate the fair value and compensation expense for SARs and Restricted Stock Awards, in accordance with FAS No. 123 "Accounting for Stock-Based Compensation." The fair value per share of the SARs and the Restricted Stock Awards that were originally granted at $70.50 per share was zero at December 31, 1999. The fair value of the Restricted Stock Awards granted at a price of zero was $70.50 per share at December 31, 1999. The following assumptions were used in these computations for 1999: dividend yield of 4.5%; expected volatility of 32%; risk-free interest rate of 6.79%; and expected lives of 5 years for the SARs and 10 years for the Restricted Stock Awards. Compensation expense calculated for 1999 on these awards was not material.

The plan amendment made in February, 2000 will increase compensation expense in the future, but the effect is not material on American National's financial position or results from operations in 1999.

Earnings Per Share--Earnings per share for 1999 and 1998 were calculated using a weighted average number of shares outstanding of 26,479,165. There were no potentially dilutive items outstanding in 1998. In 1999, the average market price, since the grant date of the SARs and Restricted Stock Awards, was less than the exercise price. As a result, diluted earnings per share is equal to the basic earnings per share.

Dividends--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, noncumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 1999, approximately $606,699,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

(13) SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line Marketing -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC and ANPAC Lloyds.

Home Service Division -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

Senior Age Marketing -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

Capital and Surplus -- This segment derives its revenues principally from investment instruments.

All Other -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

 . Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

 . Net investment income from all other assets is allocated to capital and surplus to arrive at an underwriting gain from operations. A portion of the income allocated to capital and surplus is then re-allocated to the other segments in accordance with the amount of equity invested in each segment.

 . Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

 . Gain or loss on the sale of investments is allocated to capital and surplus.

 . Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

 . Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 1999 and 1998 (in thousands):

                                                                                   Gain From
                             Premiums        Net                                  Operations    Federal
                                and      Investment                  Equity         Before      Income
                               Other       Income       Expenses       in          Federal        Tax
                              Policy         and          and    Unconsolidated     Income      Expense       Net
                              Revenue   Realized Gains  Benefits   Affiliates       Taxes      (Benefit)     Income
---------------------------------------------------------------------------------------------------------------------
1999
Multiple Line Marketing     $  489,263   $   95,821   $  530,321    $    --     $   54,763      $ 18,072     $ 36,691
Home Service Division          209,033      118,978      263,945         --         64,066        21,142       42,924
Independent Marketing           60,574      118,960      162,052         --         17,482         5,769       11,713
Health Division                237,446        7,406      256,390         --        (11,538)       (3,808)      (7,730)
Credit Insurance Division       63,262       16,094       65,903         --         13,453         4,439        9,014
Senior Age Marketing           148,368       18,013      162,209         --          4,172         1,377        2,795
Direct Marketing                26,857        3,734       24,823         --          5,768         1,903        3,865
Capital and Surplus              1,087      211,453          256       12,249      224,533        67,900      156,633
All other                       30,714       32,551       54,976        7,693       15,982         5,274       10,708
---------------------------------------------------------------------------------------------------------------------
                            $1,266,604   $  623,010   $1,520,875    $  19,942   $  388,681      $122,068     $266,613
=====================================================================================================================
1998
Multiple Line Marketing     $  452,146   $   95,063   $  488,842    $    --     $   58,367      $ 19,261     $ 39,106
Home Service Division          203,976      122,188      252,446         --         73,718        24,327       49,391
Independent Marketing           69,714      122,279      184,655         --          7,338         2,422        4,916
Health Division                211,249        7,850      240,195         --        (21,096)       (6,962)     (14,134)
Credit Insurance Division       57,727       15,215       61,181         --         11,761         3,881        7,880
Senior Age Marketing           162,161       17,760      169,929         --          9,992         3,297        6,695
Direct Marketing                26,619        3,588       24,034         --          6,173         2,037        4,136
Capital and Surplus                982      107,737          761       8,048       116,006        24,390       91,616
All other                       35,081       33,330       56,781         --         11,630         3,838        7,792
---------------------------------------------------------------------------------------------------------------------
                            $1,219,655   $  525,010   $1,478,824    $  8,048    $  273,889      $ 76,491     $197,398
=====================================================================================================================

There were no significant non-cash items to report. Almost all of the consolidated revenues were derived in the U.S.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 1999 and 1998 (in thousands):

                                TOTAL REVENUES

                                                         ACCIDENT &  PROPERTY &                        TOTAL
                                     LIFE      ANNUITY     HEALTH     CASUALTY   CREDIT    ALL OTHER  REVENUES
--------------------------------------------------------------------------------------------------------------
1999
Multiple Line Marketing             $121,753   $ 17,637   $ 19,736   $403,029   $   --     $   --   $  562,155
Home Service Division ...........    283,566      4,576      8,778       --         --         --      296,920
Independent Marketing ...........      8,938    157,569       --         --         --         --      166,507
Health Division .................      3,920       --      236,559       --         --         --      240,479
Credit Insurance Division .......       --         --         --         --       69,007       --       69,007
Senior Age Marketing ............     31,577      1,692    125,609       --         --         --      158,878
Direct Marketing ................     29,501        146        427       --         --         --       30,074
Capital and Surplus .............       --         --         --         --         --      306,797    306,797
All other .......................     30,120      1,878      1,709       --         --       25,090     58,797
--------------------------------------------------------------------------------------------------------------
                                    $509,375   $183,498   $392,818   $403,029   $ 69,007   $331,887 $1,889,614
==============================================================================================================
1998
Multiple Line Marketing             $121,829   $ 16,826   $ 20,232   $365,369   $   --     $   --   $  524,256
Home Service Division ...........    279,531      4,410      8,793       --         --         --      292,734
Independent Marketing ...........      5,328    173,990       --         --         --         --      179,318
Health Division .................      3,802       --      210,622       --         --         --      214,424
Credit Insurance Division .......       --         --         --         --       63,470       --       63,470
Senior Age Marketing ............     32,821      1,583    137,889       --         --         --      172,293
Direct Marketing ................     29,042        165        462       --         --         --       29,669
Capital and Surplus .............       --         --         --         --         --      204,991    204,991
All other .......................     31,996     18,962      1,977       --         --       10,575     63,510
--------------------------------------------------------------------------------------------------------------
                                    $504,349   $215,936   $379,975   $365,369   $ 63,470   $215,566 $1,744,665
==============================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 1999 and 1998 (in thousands):

                                1999         1998
----------------------------------------------------
Multiple Line Marketing .   $ 1,598,043   $1,513,396
Home Service Division ...     1,789,073    1,760,415
Independent Marketing ...     1,719,508    1,761,832
Health Division .........       193,018      170,301
Credit Insurance Division       387,669      372,787
Senior Age Marketing ....       326,163      330,631
Direct Marketing ........        82,799       83,759
Capital and Surplus .....     2,400,368    2,232,612
All other ...............       593,885      589,919
----------------------------------------------------
                            $ 9,090,526   $8,815,652
====================================================

The net assets of the Capital and Surplus segment include investments in unconsolidated affiliates. Almost all of American National's assets are located in the U.S.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 1999, approximately 8% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 11% in 1998. Of the total business written by this one organization, the majority was annuities.

(14) RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles.

Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                           1999        1998
-----------------------------------------------------------------------------
Statutory net income of insurance companies ........  $  159,375   $  155,368
Net gain of non-insurance companies ................      97,782       15,240
-----------------------------------------------------------------------------
Combined net income ................................     257,157      170,608
Increases (decreases):
  Deferred policy acquisition costs ................       2,188       (9,795)
  Policyholder funds ...............................       4,288       18,702
  Deferred federal income tax benefit ..............      10,060        1,216
  Premiums deferred and other receivables ..........      (2,315)         (84)
  Gain from sale of investments ....................         416         (292)
  Change in interest maintenance reserve ...........      (1,033)       2,773
  Asset valuation allowances .......................      (4,762)      12,010
Other adjustments, net .............................         948        2,336
Consolidating eliminations and adjustments .........        (334)         (76)
-----------------------------------------------------------------------------
Net income reported herein .........................  $  266,613   $  197,398
=============================================================================

                                                          1999         1998
-----------------------------------------------------------------------------
Statutory capital and surplus of insurance companies  $2,377,589   $2,163,593
Stockholders equity of non-insurance companies .....     523,550      524,630
-----------------------------------------------------------------------------
Combined capital and surplus .......................   2,901,139    2,688,223
Increases (decreases):
  Deferred policy acquisition costs ................     758,796      731,703
  Policyholder funds ...............................     159,394      154,445
  Deferred federal income taxes ....................    (221,341)    (259,243)
  Premiums deferred and other receivables ..........     (80,453)     (78,139)
  Reinsurance in "unauthorized companies" ..........      37,376       38,748
  Statutory asset valuation reserve ................     370,191      344,926
  Statutory interest maintenance reserve ...........       9,729       10,762
  Asset valuation allowances .......................     (38,285)     (28,489)
  Investment market value adjustments ..............      (9,556)      48,656
Non-admitted assets and other adjustments, net .....     158,876      173,877
Consolidating eliminations and adjustments .........    (982,720)    (910,857)
-----------------------------------------------------------------------------
Stockholders' equity reported herein ...............  $3,063,146   $2,914,612
=============================================================================

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $74,543,000 on deposit with appropriate regulatory authorities.

(15) RETIREMENT BENEFITS

American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

American National also sponsors for key executives two non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension debit of $3,954,000 for 1999 and $3,051,000 for 1998.

The pension debit is made up of the following (in thousands):

                                                  1999       1998
------------------------------------------------------------------
Service cost--benefits earned during period .   $ 5,833    $ 5,629
Interest cost on projected benefit obligation     8,175      7,661
Expected return on plan assets ..............    (8,946)    (8,887)
Amortization of past service cost ...........       534        473
Amortization of transition asset ............    (2,619)    (2,619)
Amortization of actuarial loss ..............       977        794
------------------------------------------------------------------
  Total pension debit .......................   $ 3,954    $ 3,051
==================================================================

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans.

Actuarial present value of benefit obligation:


                                                           1999                       1998
----------------------------------------------------------------------------------------------------
                                                     ASSETS    ACCUMULATED      ASSETS   ACCUMULATED
                                                     EXCEED      BENEFITS       EXCEED    BENEFITS
                                                  ACCUMULATED     EXCEED     ACCUMULATED   EXCEED
                                                    BENEFITS      ASSETS       BENEFITS    ASSETS
----------------------------------------------------------------------------------------------------
Vested benefit obligation ......................   $ (72,591)   $ (24,781)   $ (76,916)   $ (19,136)
====================================================================================================
Accumulated benefit obligation .................   $ (75,578)   $ (24,781)   $ (79,405)   $ (19,136)
====================================================================================================
Projected benefit obligation ...................   $ (91,897)   $ (27,189)   $ (96,812)   $ (26,340)
====================================================================================================
Plan assets at fair value (long-term securities)     130,363           --      137,543           --
====================================================================================================
Funded status:
  Plan assets in excess of projected
   benefit obligation ..........................      38,466      (27,189)      40,731      (26,340)
  Unrecognized net loss ........................       1,981        1,554        2,341        3,729
  Prior service cost not yet recognized
   in periodic pension cost ....................        --            497           --        1,028
  Unrecognized net transition asset at
   January 1 being recognized over 15 years ....      (5,239)          --       (7,858)          --
----------------------------------------------------------------------------------------------------
Accrued pension cost included in
 other assets or other liabilities .............   $  35,208    $ (25,138)   $  35,214    $ (21,583)
====================================================================================================

ASSUMPTIONS USED AT DECEMBER 31:                          1999    1998
-----------------------------------------------------------------------
Weighted-average discount rate on benefit obligation      7.30%   6.50%
Rate of increase in compensation levels ............      4.80%   4.80%
Expected long-term rate of return on plan assets ...      7.00%   7.00%

OTHER BENEFITS

Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.

American National has one retiree health benefit plan for retirees of all companies in the consolidated group, with the exception of Standard Life and Accident Insurance Company (Standard). The retirees of Standard are covered under a separate health plan. Participation in either of these plans is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to these plans in the future.

The retiree health benefit plans provide major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plans are contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by the companies, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $13,221,000 and $12,989,000 at December 31, 1999 and 1998, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since the companies' contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(16) COMMITMENTS AND CONTINGENCIES

Commitments--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 1999 were approximately $6,356,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 1999 to purchase, expand or improve real estate, and to fund mortgage loans aggregating $96,000,000, all of which are expected to be funded in 2000. As of December 31, 1999, all of the mortgage loan commitments have interest rates that are fixed.

Contingencies--The companies are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company:

We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 11, 2000. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Houston, Texas

February 11, 2000

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)


                                                              December 31, 1999

          COLUMN A                                   COLUMN B     COLUMN C      COLUMN D
--------------------------------------------------------------------------------------------
                                                                             AMOUNT AT WHICH
                                                                   MARKET      SHOWN IN THE
TYPE OF INVESTMENT                                    COST (A)     VALUE      BALANCE SHEET
--------------------------------------------------------------------------------------------
Fixed Maturities:
 Bonds Held-to-Maturity:
  United States Government and government agencies
   and authorities                                  $  141,247   $  139,642    $  141,247
  States, municipalities and political subdivisions     44,624       40,818        44,624
  Foreign governments                                  107,250      107,893       107,250
  Public utilities                                   1,126,456    1,101,807     1,126,456
  All other corporate bonds                          2,217,209    2,161,963     2,217,209
Bonds Available-for-Sale:
  United States Government and government agencies
   and authorities                                      54,506       53,855        53,855
  States, municipalities and political subdivisions     38,538       34,702        34,702
  Foreign governments                                   27,469       28,477        28,477
  Public utilities                                     184,125      183,556       183,556
  All other corporate bonds                            552,529      537,571       537,571
Redeemable preferred stock                              39,145       39,752        39,752
                                                    ----------   ----------    ----------
    Total fixed maturities                          $4,533,098   $4,430,036    $4,514,699
                                                    ----------   ----------    ----------
Equity Securities:
 Common stocks:
  Public utilities                                  $   10,669   $    9,420    $    9,420
  Banks, trust and insurance companies                  59,822       82,739        82,739
  Industrial, miscellaneous and all other              480,573      871,178       871,178
                                                    ----------   ----------    ----------
    Total equity securities                         $  551,064   $  963,337    $  963,337
                                                    ----------   ----------    ----------
Mortgage loans on real estate                       $1,033,330       XXXXXX    $1,033,330
Investment real estate                                 242,801       XXXXXX       242,801
Real estate acquired in satisfaction of debt             8,728       XXXXXX         8,728
Policy loans                                           293,287       XXXXXX       293,287
Other long-term investments                            102,001       XXXXXX       102,001
Short-term investments                                  95,352       XXXXXX        95,352
                                                    ----------                 ----------
    Total investments                               $6,859,661       XXXXXX    $7,253,535
                                                    ==========                 ==========

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization or premiums or accrual of discounts.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(IN THOUSANDS)


COLUMN A                    COLUMN B       COLUMN C       COLUMN D      COLUMN E    COLUMN F   COLUMN G

                                         FUTURE POLICY
                                           BENEFITS,                     OTHER
                            DEFERRED        LOSSES,                      POLICY
                            POLICY          CLAIMS                     CLAIMS AND                 NET
                           ACQUISITION     AND LOSS       UNEARNED      BENEFITS    PREMIUM    INVESTMENT
SEGMENT                       COST         EXPENSES       PREMIUMS      PAYABLE     REVENUE    INCOME (a)
-----------------------    -----------   -------------   -----------   ----------  ---------   -----------
1999
----
Multiple Line Marketing     $126,950     $  867,916      $239,825      $201,544    $  441,299   $ 95,820
Home Service                 233,883      1,419,161         5,060        30,171       189,449    119,065
Independent Marketing        161,578      1,562,493            21        11,302        36,729    118,961
Health Insurance              18,658         22,612        14,121        91,518       223,638      7,398
Credit Insurance              65,801           --         235,200        45,074        55,294     16,094
Senior Age Marketing          76,359        160,815        35,908        41,321       149,142     18,021
Direct Marketing              33,656         43,911           291         3,934        25,929      3,734
Capital and Surplus             --             --            --            --            --       62,305
All other                     41,911        330,137           394         5,403         9,198     32,551
                            --------     ----------      --------      --------    ----------   --------
  Total                     $758,796     $4,407,045      $530,820      $430,267    $1,130,678   $473,949
                            ========     ==========      ========      ========    ==========   ========
1998
----
Multiple Line Marketing     $115,981     $  857,532      $200,675      $183,998    $  406,317   $ 95,063
Home Service                 230,216      1,396,059         4,630        27,640       183,189    122,188
Independent Marketing        156,334      1,603,818             5        11,214        40,535    122,279
Health Insurance              16,087         22,092        11,999        69,186       210,502      7,849
Credit Insurance              61,575           --         229,371        42,803        50,391     15,215
Senior Age Marketing          75,818        154,625        36,525        37,776       162,060     17,760
Direct Marketing              31,392         41,992           266         8,228        25,588      3,589
Capital and Surplus             --             --            --            --            --       57,969
All other                     44,300        337,701           437         5,330        10,126     33,330
                            --------     ----------      --------      --------    ----------   --------
  Total                     $731,703     $4,413,819      $483,908      $386,175    $1,088,708   $475,242
                            ========     ==========      ========      ========    ==========   ========

COLUMN A                      COLUMN H        COLUMN I      COLUMN J         COLUMN K

                             BENEFITS,
                              CLAIMS,       AMORTIZATION
                              LOSSES         OF DEFERRED
                                AND            POLICY        OTHER
                             SETTLEMENT     ACQUISITION    OPERATING          PREMIUMS
SEGMENT                      EXPENSES           COSTS     EXPENSES (b)         WRITTEN
-------------------------   ------------    -----------  -------------       -----------
1999
----
Multiple Line Marketing      $375,364        $ 39,863        $ 84,284         $  404,817
Home Service                  118,638          27,921          94,825               --
Independent Marketing          30,575          33,419          17,089               --
Health Insurance              165,525          21,475          67,902               --
Credit Insurance               21,859           6,209          37,834               --
Senior Age Marketing          111,573           3,039          43,751               --
Direct Marketing               14,584           3,459           5,179               --
Capital and Surplus              --              --               225               --
All other                      28,024            --            20,767               --
                             --------        --------        --------         ----------
  Total                      $866,142        $135,385        $371,856         $  404,817
                             ========        ========        ========         ==========
1998
----
Multiple Line Marketing      $343,841        $ 37,772        $ 81,041         $  373,506
Home Service                  114,292          34,149          83,438               --
Independent Marketing          26,903          25,940          29,219               --
Health Insurance              158,388          14,119          68,437               --
Credit Insurance               22,942          21,100          17,680               --
Senior Age Marketing          116,297           5,696          44,816               --
Direct Marketing               13,626           3,787           4,817               --
Capital and Surplus              --              --            (1,200)              --
All other                      32,310           6,553          11,074               --
                             --------        --------        --------         ----------
  Total                      $828,599        $149,116        $339,322         $  373,506
                             ========        ========        ========         ==========

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE
(IN THOUSANDS)


COLUMN A                                COLUMN B          COLUMN C          COLUMN D        COLUMN E        COLUMN F

                                                          CEDED TO          ASSUMED                      PERCENTAGE OF
                                         GROSS              OTHER          FROM OTHER          NET       AMOUNT ASSUMED
                                         AMOUNT           COMPANIES        COMPANIES          AMOUNT         TO NET
                                       -----------      ------------      -----------      -----------    -------------
1999
Life insurance in force                $46,156,190       $ 9,629,707      $   797,059      $37,323,542        2.1%
                                       ===========       ===========      ===========      ===========       =====
Premiums:
  Life insurance                           393,410            65,761           14,381          342,030        4.2%
  Accident and health insurance            451,614           144,298           88,756          396,072       22.4%
  Property and liability insurance         423,105            37,572            7,043          392,576        1.8%
                                       -----------       -----------      -----------      -----------       -----
    Total premiums                     $ 1,268,129       $   247,631      $   110,180      $ 1,130,678        9.7%
                                       ===========       ===========      ===========      ===========       =====
1998
Life insurance in force                $44,134,974       $ 7,965,042      $   713,200      $36,883,132        1.9%
                                       ===========       ===========      ===========      ===========       =====
Premiums:
  Life insurance                           386,554            55,700            9,432          340,286        2.8%
  Accident and health insurance            442,233            73,256           24,625          393,602        6.3%
  Property and liability insurance         372,402            25,928            8,346          354,820        2.4%
                                       -----------       -----------      -----------      -----------       -----
    Total premiums                     $ 1,201,189       $   154,884      $    42,403      $ 1,088,708        3.9%
                                       ===========       ===========      ===========      ===========       =====

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)


COLUMN A                                  COLUMN B        COLUMN C             COLUMN D              COLUMN E

                                                                        DEDUCTIONS - DESCRIBE
                                                                     ----------------------------
                                          BALANCE AT      ADDITIONS     AMOUNTS                     BALANCE AT
                                         BEGINNING OF    CHARGED TO  WRITTEN OFF DUE    AMOUNTS       END OF
DESCRIPTION                                 PERIOD        EXPENSE    TO DISPOSAL (A)  COMMUTED (B)    PERIOD
---------------------------------------------------------------------------------------------------------------
1999
Investment valuation allowances:
  Mortgage loans on real estate             $12,800       $ 8,953       $    --        $ 1,920       $19,833
  Investment real estate                     21,718         3,528       $ 5,799        $   ---        19,447
  Investment in unconsolidated
   affiliates                                 5,006           ---           ---            ---         5,006
  Other assets                                1,800           ---           ---            ---         1,800
                                            -------       -------       -------        -------       -------
    Total                                   $41,324       $12,481       $ 5,799        $ 1,920       $46,086
                                            =======       =======       =======        =======       =======
1998
Investment valuation allowances:
  Mortgage loans on real estate             $15,230       $   ---       $   ---        $ 2,430       $12,800
  Investment real estate                     22,577         1,038       $ 1,379        $   518        21,718
  Investment in unconsolidated
   affiliates                                 3,727         1,279           ---            ---         5,006
  Other assets                               11,800           ---           ---         10,000         1,800
                                            -------       -------       -------        -------       -------
    Total                                   $53,334       $ 2,317       $ 1,379        $12,948       $41,324
                                            =======       =======       =======        =======       =======

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                      This page left blank intentionally.

                   [LOGO OF AMERICAN NATIONAL APPEARS HERE]

Form 3934-SAI                                               Rev. 5-00

                            PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

     (a)   Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                 SCHEDULES sections of Statement of Additional Information

     (b)   Exhibits

     Exhibit "1" -               Copy of the resolutions of the Board of
                                 Directors of the Depositor authorizing the establishment of the Registrant (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "2" -               Not applicable

     Exhibit "3" -               Distribution and Administrative Services
                                 Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                 Commission on August 21, 1996)

     Exhibit "4" -               Form of each variable annuity contract
                                 (incorporated herein by reference to the Registrant's pre-effective amendment number one filed with the Securities and Exchange
                                 Commission on July 2, 1997)

     Exhibit "5" -               Form of application used with any variable
                                 annuity contract (incorporated herein by reference to the Registrant's pre-effective amendment number one filed with the Securities and Exchange Commission on July 2, 1997)

     Exhibit "6a" -              Copy of the Articles of Incorporation of the
                                 Depositor (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                 Commission on August 21, 1996)

     Exhibit "6b" -              Copy of the By-laws of the Depositor
                                 (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                 Commission on August 21, 1996)

     Exhibit "7" -               Not applicable

     Exhibit "8a"                Form of American National Investment Account,
                                 Inc. Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996)

     Exhibit "8b"                Form of Variable Insurance Products Fund
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8c"                Form of Variable Insurance Products Fund II
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8d"                Form of Variable Insurance Products Fund III
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8e"                Form of Lazard Retirement Series, Inc. Fund
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8f"                Form of Van Eck Worldwide Insurance Trust
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8g"                Form of T. Rowe Price International Series,
                                 Inc. T. Rowe Price Equity Series, Inc., and T.
                                 Rowe Price Fixed Income Series, Inc.
                                 (incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange
                                 Commission on August 21, 1996)

     Exhibit "8h"                Form of MFS Variable Insurance Trust
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8i"                Form of Federated Insurance Series Fund
                                 Participation Agreement (incorporated herein by reference to the Registrant's initial registration statement filed with the
                                 Securities and Exchange Commission on August
                                 21, 1996)

     Exhibit "8j"                Form of Alger American Fund Participation
                                 Agreement

     Exhibit "9" -               An opinion of counsel and consent to its use as
                                 to the legality of the securities being
                                 registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10" -              Consent of independent accountants

     Exhibit "11" -              Not applicable

     Exhibit "12" -              Not applicable

     Exhibit "13" -              Not Applicable

     Exhibit "14" -              Control chart of Depositor

     Exhibit "27" -              Financial data schedule

Item 25. Directors and Officers of the Depositor.

Directors
---------

Name                             Business Address
----                             ----------------

G. Richard Ferdinandtsen         American National Insurance Company
                                 One Moody Plaza
                                 Galveston, Texas 77550

Irwin M. Herz, Jr.               Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza, 18th Floor
                                 Galveston, Texas 77550

R. Eugene Lucas                  Gal-Tex Hotel Corporation
                                 2302 Postoffice, Suite 504
                                 Galveston, Texas 77550

E. Douglas McLeod                The Moody Foundation
                                 2302 Postoffice, Suite 704
                                 Galveston, Texas 77550

Frances Anne Moody               7031 Inwood
                                 Dallas, Texas 75209

Robert L. Moody                  2302 Postoffice, Suite 702
                                 Galveston, Texas 77550

Russell S. Moody                 6016 Mount Bonnell Hollow
                                 Austin, Texas 78731

W.L. Moody, IV                   2302 Postoffice, Suite 502
                                 Galveston, Texas 77550

Joe Max Taylor                   Galveston County Sheriff's Department

                                 715 19th Street
                                 Galveston, Texas 77550

Officers
--------

     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name                Office
----                ------

R.L. Moody          Chairman of the Board, President and Chief Executive Officer

G.R. Ferdinandtsen  Senior Executive Vice President and Chief Operating Officer

D.A. Behrens        Executive Vice President, Independent Marketing

R.A. Fruend         Executive Vice President, Director of Multiple Line
                    Marketing

B.J. Garrison       Executive Vice President, Director of Home Service Division

M.W. McCroskey *    Executive Vice President, Investments

J.E. Pozzi          Executive Vice President, Corporate Planning

R.J. Welch          Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

S.E. Pavlicek       Senior Vice President and Controller

S.H. Schouweiler    Senior Vice President, Health Insurance Operations

J.R. Thomason       Senior Vice President, Credit Insurance Services

G.W. Tolman         Senior Vice President, Corporate Affairs

V.E. Soler, Jr.     Vice President, Secretary & Treasurer

J.J. Antkowiak      Vice President, Director of Computing Services

D.M. Azur           Vice President, Claims

P. Barber            Vice President, Human Resources

S.F. Brast *         Vice President, Real Estate Investments

D. D. Brichler *     Vice President, Mortgage Loan Production

F.V. Broll, Jr.      Vice President & Actuary

W.F. Carlton         Vice President & Assistant Controller, Financial Reports

R.T. Crawford        Vice President & Assistant Controller, General Accounting

G.C. Crume           Vice President, Independent Marketing

D.A. Culp            Vice President, Independent Marketing

G.D. Dixon *         Vice President, Stocks

S.L. Dobbe           Vice President, Independent Marketing

F.J. Gerren          Vice President, Independent Marketing

J.F. Grant, Jr.      Vice President, Group Actuary

R.D. Hemme           Vice President and Actuary

M.E. Hogan           Vice President, Credit Insurance Operations

D.M. Jensen          Vice President, Multiple Line Marketing

C.J. Jones           Vice President, Health Administration

D.D. Judy            Vice President, Financial Marketing

Dr. H.B. Kelso, Jr.  Vice President & Medical Director

G.W. Kirkham         Vice President, Director of Planning and Support

D.D. Lagrone         Vice President, Home Office Services

George A. Macke      Vice President, General Auditor

G.W. Marchand        Vice President, Life Underwriting

D.N. McDaniel        Vice President, Home Service Administration

J.W. Pangburn        Vice President, Credit Insurance/Special Markets

E.B. Pavelka         Vice President, Life Premium Accounting & Policy Service

R.A. Price         Vice President, Director of Training and Market Development

J.T. Smith         Vice President, 401(K) Pension Sales

G.A. Sparks, Sr.   Vice President, Director of Field Services

W.H. Watson III    Vice President, Health Actuary

G.W. Williamson    Vice President, Assistant Director, Home Service Division

J.L. Broadhurst    Asst. Vice President, Director Individual Health/Group
                   Systems

J.J. Cantu         Asst. Vice President and Illustration Actuary

J.D. Ferguson      Asst. Vice President, Creative Services

J.M. Flippin       Asst. Vice President; Director, Life Marketing

D.S. Fuentes       Asst. Vice President, Director of Group Claims

D.N. Fullilove     Asst. Vice President, Director, Agents Employment

K.E. Johnston      Asst. Vice President, Asst. Director of Financial Marketing

K.J. Juneau        Asst. Vice President, Director, Advisory Systems Engineer

P.E. Kennedy       Asst. Vice President, Human Resources

D. Knowles         Asst. Vice President, Director of Marketing/Agency Support

C.A. Kratz         Asst. Vice President, Human Resources

C.H. Lee           Asst. Vice President and Actuary

D.L. Leining       Asst. Vice President, Life Underwriting

R.G. McCrary       Asst. Vice President, Application Development Division

M. Mitchell        Asst. Vice President, Director Insurance Systems

M.S. Nimmons       Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer    Asst. Vice President, Director of Group Quality Assurance

M.C. Paetz         Asst. Vice President, Director of Group Underwriting

R.E. Pittman, Jr.  Asst. Vice President, Director of Marketing/Career
                   Development

G.A. Schillaci     Asst. Vice President & Actuary

M.J. Soler          Asst. Vice President, Health Marketing Administration

J.P. Stelling       Asst. Vice President, Health Compliance

C.E. Tipton         Asst. Vice President & Assistant Actuary

D.G. Trevino        Asst. Vice President, Director, Computing Services

J.A. Tyra           Asst. Vice President, Life Insurance Systems

M.L. Waugh, Jr.     Asst. Vice President, Claims

R.M. Williams       Life Product Actuary

J.E. Cernosek       Asst. Secretary

V.J. Krc            Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" - control chart of depositor

Item 27. Number of Contractowners.

     As of December 31, 1999, the Registrant had 1,043 Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts.

Item 28. Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for
          --------  -------
          any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) SM&R Equity Funds consisting of SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.; SM&R Investments, Inc. consisting of SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

                                                   Principal Business
Name                        Position               Address
-----------------------------------------------------------------------------
Gordon D. Dixon             Director,              Securities Management
                            Senior Vice             and Research, Inc.
                            President              2450 South Shore Boulevard
                            and Chief              League City, Texas 77573
                            Investment
                            Officer

G. Richard Ferdinandtsen    Director               American National
                                                    Insurance Company
                                                   One Moody Plaza
                                                   Galveston, Texas 77550

Robert A. Fruend, C.L.U.    Director               American National
                                                    Insurance Company
                                                   One Moody Plaza
                                                   Galveston, Texas 77550

R. Eugene Lucas             Director               Gal-Tenn Hotel Corporation
                                                   504 Moody National Bank
                                                    Tower
                                                   Galveston, Texas 77550

Michael W. McCroskey        Director,              Securities Management
                            President               and Research, Inc.
                            and Chief              2450 South Shore Boulevard
                            Executive              League City, Texas 77573
                            Officer

Ronald J. Welch             Director               American National
                                                    Insurance Company
                                                   One Moody Plaza
                                                   Galveston, Texas 77550

K. David Wheeler            Senior Vice President  Securities Management and
                                                    Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

Teresa E. Axelson           Vice President and     Securities Management and
                            Secretary               Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

Brenda T. Koelemay          Vice President,        Securities Management and
                            Chief Administrative    Research, Inc.
                            Officer and Chief      2450 South Shore Boulevard
                            Financial Officer      League City, Texas 77573

Emerson V. Unger            Vice President         Securities Management and
                                                    Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

Vicki R. Douglas            Assistant Vice         Securities Management and
                            President               Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

Steven Douglas Geib         Assistant Vice         Securities Management and
                            President               Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

T. Brett Harrington         Assistant Vice         Securities Management and
                            President               Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

Sally F. Praker             Assistant Vice         Securities Management and
                            President               Research, Inc.
                                                   2450 South Shore Boulevard
                                                   League City, Texas 77573

Michele S. Lord             Assistant Vice         Securities Management and
                            President               Research, Inc.
                                                   2450 South Shore Boulevard

                                                   League City, Texas 77573


     (c)  Not Applicable

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

               (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

               (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

               (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

               (iv) Obtain from each plan participant who purchases a Section 403 (b)
                     annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this amended Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 28th day of April, 2000.

                                   AMERICAN NATIONAL VARIABLE ANNUITY
                                   SEPARATE ACCOUNT (Registrant)

                                        By: AMERICAN NATIONAL INSURANCE COMPANY

                                        By: /s/ Robert L. Moody
                                           ____________________________________
                                             Robert L. Moody, Chairman of the
                                             Board, President and Chief
                                             Executive Officer

                                   AMERICAN NATIONAL INSURANCE COMPANY
                                   (Sponsor)

                                        By:/s/ Robert L. Moody
                                           ____________________________________
                                             Robert L. Moody, Chairman of the
                                             Board, President and Chief
                                             Executive Officer

ATTEST:

/s/ Vincent E. Soler, Jr.
____________________________________
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                        Title                              Date
---------                        -----                              ----
/s/Michael W. McCroskey          Executive Vice President -         April 28, 2000
_______________________                 Investments                 --------------
Michael W. McCroskey             (Principal Financial Officer)


/s/ Stephen B. Pavlicek          Senior Vice President and          April 28, 2000
________________________         Controller                         --------------
Stephen E. Pavlicek              (Principal Accounting Officer)


Signature                        Title                              Date
---------                        -----                              ----
/s/ Robert L. Moody              Chairman of the Board,             April 28, 2000
____________________________     Director, President and Chief      --------------
Robert L. Moody                  Executive Officer


/s/ G. Richard Ferdinandtsen     Director, Senior Executive Vice    April 28, 2000
____________________________     President and Chief Operating      --------------
G. Richard Ferdinandtsen         Officer


/s/ Irwin M. Herz, Jr.           Director                           April 28, 2000
____________________________                                        --------------
Irwin M. Herz, Jr.


/s/ R. Eugene Lucas              Director                           April 28, 2000
____________________________                                        --------------
R. Eugene Lucas


/s/ E. Douglas McLeod            Director                           April 28, 2000
____________________________                                        --------------
E. Douglas McLeod

                                 Director
____________________________                                        --------------
Frances Anne Moody

                                 Director
____________________________                                        --------------
Russell S. Moody


                                 Director
____________________________                                        --------------
W. L. Moody IV


                                 Director
____________________________                                        --------------
Joe Max Taylor